As filed with the Securities and Exchange Commission on February 25 ,1999

                                                     1933 Act File No.  2-81915
                                                     1940 Act File No. 811-3668


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N--1A

                             REGISTRATION STATEMENT
                                      UNDER
                           SECURITIES ACT OF 1933       [x]
                       POST-EFFECTIVE AMENDMENT NO. 24  [x]
                             REGISTRATION STATEMENT
                                      UNDER
                     THE INVESTMENT COMPANY ACT OF 1940 [x]
                              AMENDMENT NO. 26          [x]


                         The Wright Managed Income Trust
          --------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 24 Federal Street, Boston, Massachusetts 02110
          ---------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                  617-482-8260
                        ----------------------------------
                         (Registrant's Telephone Number)

                                 Alan R. Dynner
                 24 Federal Street, Boston, Massachusetts 02110
           -----------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[x] On April 30, 1999 pursuant to paragraph (a)(1)
[ ] On (date) pursuant to paragraph (b)
[ ] 75 days after filing  pursuant to paragraph  (a)(2)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement on Form N-1A has been executed by The Wright Blue Chip Master Portfolio Trust.

(Wright Logo)

The Wright Managed Blue Chip Investment Funds

Standard Shares
Institutional Shares
Money Market Shares


PROSPECTUS
MAY 1, 1999



The Wright Managed Equity Trust
   o Wright Selected Blue Chip Equities Fund
   o Wright Junior Blue Chip Equities Fund
   o Wright Major Blue Chip Equities Fund
   o Wright International Blue Chip Equities Fund

The Wright Managed Income Trust
   o Wright U.S. Treasury Fund
   o Wright U.S. Government Near Term Fund
   o Wright Total Return Bond Fund
   o Wright Current Income Fund
   o Wright U.S. Treasury Money Market Fund


As with all mutual funds, the Securities and Exchange Commission has not determined whether the funds are a good investment or whether the information in this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Table of Contents
-------------------------------------------------------------------------------



                                                                 Page
The Wright Managed Blue Chip Investment Funds-- Overview   ....... 1

Information About the Funds
         Wright Selected Blue Chip Equities Fund.................. 2
         Wright Junior Blue Chip Equities Fund.................... 4
         Wright Major Blue Chip Equities Fund..................... 6
         Wright International Blue Chip Equities Fund............. 8
         Wright U.S. Treasury Fund................................10
         Wright U.S. Government Near Term Fund....................12
         Wright Total Return Bond Fund............................14
         Wright Current Income Fund...............................16
         Wright U.S. Treasury Money Market Fund...................18

Information About Your Account ...................................20
         Determining Share Price (NAV)............................20
         Purchasing Shares........................................20
         Selling Shares...........................................21
         Exchanging Shares........................................21

Dividends and Taxes    ...........................................22

Managing the Funds ...............................................23

Financial Highlights    ..........................................25
         Wright Selected Blue Chip Equities Fund..................00
         Wright Junior Blue Chip Equities Fund....................00
         Wright Major Blue Chip Equities Fund.....................00
         Wright International Blue Chip Equities Fund.............00
         Wright U.S. Treasury Fund................................00
         Wright U.S. Government Near Term Fund....................00
         Wright Total Return Bond Fund............................00
         Wright Current Income Fund...............................00
         Wright U.S. Treasury Money Market Fund...................00

--------------------------------------------------------------------------------
How to Use this Prospectus:

Reading this prospectus will help you decide if investing in the Wright funds is right for you. Please keep this prospectus for future reference. Included in this prospectus are descriptions telling you about each Fund's:

(Graphic -- ship's wheel)
OBJECTIVE: what the fund seeks to achieve.

(Graphic -- compass)
PRINCIPAL INVESTMENT STRATEGIES: how the fund intends to achieve its investment objective and the strategies used by Wright Investors' Service, the fund's investment adviser.

(Graphic -- life preserver)
PRINCIPAL RISKS: the risks associated with the fund's primary investments. Who May Want to Invest: decide if the fund is a suitable investment for you.

(Graphic -- assorted nautical flags)
WHO MAY WANT TO INVEST: decide if the fund is a suitable investment for you.

(Graphic -- ship's log)
PAST PERFORMANCE: the total return on your investment, including income from dividends and interest, and the increase or decrease in price over various time periods.

(Graphic -- two crossed anchors with a $ in the center)
EXPENSES: what overall costs you bear by investing in the fund.

The Wright Managed Blue Chip Investment Funds -- Overview
-------------------------------------------------------------------------------

This prospectus offers a variety of equity, fixed income and money market mutual funds designed to meet various individual investment objectives. You can use them singularly or in any combination to meet your objectives.

WRIGHT INVESTORS SERVICE, INC. AND THE APPROVED WRIGHT INVESTMENT LIST (AWIL)

Wright is a leading independent international investment management and advisory firm with more than 35 years experience. Wright manages about $4.5 billion of assets in portfolios of all sizes and styles as well as a family of mutual funds. Wright developed Worldscope(R), one of the world's largest and most complete databases of financial information, which currently includes more than 19,000 companies in 49 nations.

     Considered a bottom-up fundamental analyst, Wright systematically identifies those companies in the Worldscope(R) database that meet minimum standards of prudence and thus are suitable for investment by fiduciary investors. These companies are then subjected to extensive analysis and evaluation to identify those which meet Wright's fundamental standards of investment quality. These standards focus on liquidity, financial strength, stability of profits and growth.

-----SIDE BAR TEXT-----

                               Fundamental Analysis

The analysis of company financial statements to forecast future price movements using past records of assets, earnings, sales, products, management and markets. It differs from technical analysis which relies on price and volume movements of stocks and does not concern itself with financial statistics.

                         "Bottom-Up" Approach to Investing

The analysis of company information before considering the impact of industry and economic trends. It differs from the "top-down" approach which looks first at the economy, then the industry and last the company.

-----END SIDE BAR TEXT-----

     Only those companies meeting or exceeding these standards are eligible for selection by the Wright Investment Committee for inclusion on an AWIL. There are separate AWILs for U.S. companies, non-U.S. companies, small companies and fixed income securities. Different standards may apply to each list. For example, smaller companies may have a lower market capital requirement but a higher standard of profitability and growth. All the companies on the lists are soundly financed "Blue Chips" with established records of earnings profitability and equity growth. All have established investment acceptance and active, liquid markets. Securities are selected from the various approved lists to meet the objectives and strategies of each fund.

The investment process at Wright is directed and controlled by an investment committee of eight experienced analysts. The committee makes all decisions for the selection, purchase and sale of all securities.

 A WORD ABOUT RISK
     Before you invest in any mutual fund, you should understand the risks involved. There are two basic risks prevalent in mutual funds investing in common stocks, such as The Wright Managed Equity Trust. They are:

    o MARKET RISK: when the price of a security falls, the value of the fund's investments may fall and you could lose money on your investment.

    o MANAGEMENT RISK: Wright's strategy may not produce the expected results, causing losses.

There are other risks specific to particular types of funds. These are described in this prospectus. The funds cannot eliminate risk or assure achievement of their objectives. You may lose money if the risks are realized when you sell your shares.



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An investment in a mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WRIGHT SELECTED BLUE CHIP EQUITIES FUND
--------------------------------------------------------------------------------

CUSIP: Standard Shares  98235F107    Ticker Symbol: Standard Shares   WSBEX
 Institutional Shares   98235F800    Institutional Shares  WSBIY (Unofficial)

(Graphic -- ship's wheel)
OBJECTIVE
     The fund seeks to provide long-term total return consisting of price appreciation and current income. The fund invests all of its assets in the Selected Blue Chip Equities Portfolio, which has the same objectives and policies as the fund.

(Graphic -- compass)
 PRINCIPAL  INVESTMENT  STRATEGIES
     The portfolio invests in the equity securities of well-established quality companies on the AWIL. Wright focuses on individual stock selection instead of trying to predict which industries or sectors will perform best. Wright selects only those companies whose current operations reflect defined, quantified characteristics which Wright believes are likely to provide comparatively superior total investment return.

     Wright considers recent valuations and price/earnings momentum when deciding which companies present the best value in terms of current price, and current and forecasted earnings. Selected companies may not currently pay dividends on their shares. The portfolio's investments are equally weighted. At the end of 1998, the portfolio's median market capitalization was $3.1 billion. This is considered a mid-cap portfolio. Professional investment personnel characterize the fund as a growth fund with a value bias.

     Typically, the portfolio sells an individual security when its value exceeds two times its target position based on equal weighting, the security is no longer eligible for inclusion in the AWIL, or it ceases to meet the investment criteria.

(Graphic -- life preserver)
 PRINCIPAL RISKS
     In addition to normal market and management risks, fund performance will be adversely affected if:

    o Mid-cap or value stocks fall out of favor with the market and returns trail the overall stock market
    o Selected companies remain undervalued or experience an adverse event, such as an unfavorable earnings report.

When the market is unfavorable, the portfolio's assets may be held in cash or invested in short-term obligations. Although the portfolio would do this to reduce losses, defensive investments may hurt the fund's efforts to achieve its investment objective.

(Graphic -- assorted nautical flags)
 WHO MAY WANT TO INVEST
     You may be interested in the fund if you are seeking an actively managed common stock investment for total investment return and intend to make a long-term investment commitment.

(Graphic -- ship's log)
PAST PERFORMANCE
     The information on the next page shows the performance of the fund's Standard Shares for the ten-year period through December 31, 1998. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance does not guarantee future results.

The bar chart illustrates the risk of investing in the fund by showing how volatile the fund's performance has been for each full calendar year for the past ten years.

Year-by-Year Total Return as of December 31
   40%
------------------------------------------------------------------------------------------------------------------
   30%                     35.98%                             30.34%            32.70%
------------------------------------------------------------------------------------------------------------------
   20%    24.57%
-------------------------------------------------------------------------------------------------------------------
   10%                               4.71%    2.06%                      15.57%
-------------------------------------------------------------------------------------------------------------------
    0%                                                                                     0.14%
-------------------------------------------------------------------------------------------------------------------
 (10)%             -3.30%                              -3.52%
-------------------------------------------------------------------------------------------------------------------
 (20)%
-------------------------------------------------------------------------------------------------------------------
            1989    1990     1991     1992     1993     1994    1995     1996     1997     1998

Best quarter:18.72% (4th quarter 1998)    Worst quarter: -19.20% (3rd quarter 1998)

     The fund's average annual return is compared with that of the Standard & Poor's Mid-Cap 400 Index (S&P Mid-Cap 400). While the fund does not seek to match the returns of the S&P Mid-Cap 400, this unmanaged index is a good indicator of mid-cap stock market performance. The S&P Mid-Cap 400, unlike the fund, does not incur fees or charges.

Average Annual Returns as of December 31, 1998
                                 1 Year           5 Years         10 Years
-------------------------------------------------------------------------------
Standard Shares                   0.14%           14.65%            13.24%
S&P Mid-Cap 400                  19.09%           18.81%            19.19%

(Graphic -- two crossed anchors with a $ in the center)
EXPENSES

                               Annual Fund
                               Operating Expenses(1)
                               (deducted directly         Standard          Institutional
                               from fund assets)           Shares              Shares
------------------------------------------------------------------------------------------------
As a shareholder in            Management fee                00%                 00%
the fund, you do not          Distribution and
pay any sales charges,       service (12b-1) fees            00%                 00%
pay any sales charges,
                               Other expenses                00%                 00%
                              -------------------------------------------------------------------
                               Total Annual Fund             00%                 00%
                               Operating Expenses
--------------------------------------------------------------------------------------------------
(1)Annual fund operating  expenses  consist of the fund's expenses plus the fund's share of the expenses of the  portfolio.


     The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.

     Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

EXAMPLE COSTS
                         One Year     Three Years     Five Years      Ten Years
-------------------------------------------------------------------------------
Standard Shares           $0.00         $0.00           $0.00          $0.00
Institutional Shares      $0.00         $0.00           $0.00          $0.00

-----SIDE BAR TEXT-------
                             Understanding Expenses

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include the fund's share of the portfolio's expenses,12b-1 fees, an administration fee and registration fees.
-----END SIDE BAR TEXT-----

WRIGHT JUNIOR BLUE CHIP EQUITIES FUND
--------------------------------------------------------------------------------

CUSIP: Standard Shares      98235F206  Ticker Symbol:  Standard Shares  WJBEX
       Institutional Shares 98235F888  Institutional Shares WJBIY (Unofficial)

(Graphic -- ship's wheel)
OBJECTIVE
     The fund seeks to enhance long-term total return, consisting of price appreciation plus income. The fund invests all of its assets in the Junior Blue Chip Equities Portfolio, which has the same objectives and policies as the fund.

(Graphic -- compass)
PRINCIPAL INVESTMENT STRATEGIES
     The portfolio invests in the equity securities of companies drawn from the Approved Wright Junior Blue Chip List. This list is made up of quality small companies that are experiencing growth. Wright focuses on individual stock selection. Wright does not attempt to predict which industries or sectors will perform best.

     Wright selects companies that have strong balance sheets, and strong recent earnings and price momentum. Selected companies generally have both growth and value characteristics. Some companies may not currently pay dividends on their shares. The portfolio's investments are equally weighted. At the end of 1998, the portfolio's median market capitalization was under $500 million.

     Typically, the portfolio will sell an individual security when its value exceeds two times its target position based on equal weighting, the security is no longer eligible for inclusion on the list, or it ceases to meet the investment criteria.

(Graphic -- life preserver)
PRINCIPAL  RISKS
     In addition to normal market and management risks, fund performance will be adversely affected if small company securities fall out of favor with the market and their returns trail the overall stock market. Also, because the portfolio invests in smaller companies, the fund's share price may fluctuate more than the share price of funds investing in larger companies. Small companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks.

     When the market is unfavorable, the portfolio's assets may be held in cash or invested in short-term obligations. Although the portfolio would do this to reduce losses, defensive investments may hurt the fund's efforts to achieve its investment objective.

(Graphic -- assorted nautical flags)
 WHO MAY WANT TO INVEST
     You may be interested in the fund if you are seeking an investment value in growth-oriented smaller companies. The fund may not be suitable for investment if you want to avoid realized capital gains or are uncomfortable with above-average volatility.

(Graphic -- ship's log)
 PAST  PERFORMANCE
     The information on the next page shows the performance of the fund's Standard Shares for the ten-year period through December 31, 1998. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance does not guarantee future results.

The bar chart illustrates the risk of investing in the fund by showing how volatile the fund's performance has been for each full calendar year for the past ten years.

Year-by-Year Total Return as of December 31
   40%
-------------------------------------------------------------------------------------------------------------------
   30%                     36.98%
-------------------------------------------------------------------------------------------------------------------
   20%                                                        20.51%             28.92%
-------------------------------------------------------------------------------------------------------------------
   10%    15.61%                                                       17.53%
-------------------------------------------------------------------------------------------------------------------
    0%                               3.28%    7.93%
-------------------------------------------------------------------------------------------------------------------
 (10)%            -10.61%                              -2.75%                             -4.90%
-------------------------------------------------------------------------------------------------------------------
 (20)%
-------------------------------------------------------------------------------------------------------------------
            1989    1990     1991     1992     1993     1994    1995     1996     1997     1998

Best quarter:     21.83% (1st quarter 1991)      Worst quarter:   -21.31% (3rd quarter 1990)

     The fund's average annual return is compared with that of the Russell 2000 Index. While the fund does not seek to match the returns of the Russell 2000, this unmanaged index is a good indicator of small company stock performance. The Russell 2000, unlike the fund, does not incur fees or charges.

Average Annual Returns as of December 31, 1998
                            1 Year            5 Years         10 Years
-------------------------------------------------------------------------------
Standard Shares             -4.90%            11.05%           10.30%
Russell 2000                -2.24%            11.86%           12.92%
Expenses

                               Annual Fund
                               Operating Expenses(1)
                               (deducted directly                    Standard          Institutional
                               from fund assets)                      Shares              Shares
--------------------------------------------------------------------------------------------------------
 As a shareholder in the        Management fee                         0.00%               0.00%
 fund, you do not pay any       Distribution and service (12b-1) fees  0.00%               0.00%
 sales charges,redemption       Other expenses                         0.00%               0.00%
 or exchange fees.            --------------------------------------------------------------------------
                               Total Annual Fund                       0.00%               0.00%
                               Operating Expenses
---------------------------------------------------------------------------------------------------------

(1)Annual fund operating expenses consist of the fund's expenses plus the fund's share of the expenses of the portfolio.

     The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period. Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

Example Costs
                       One Year     Three Years    Five Years     Ten Years
-------------------------------------------------------------------------------
Standard Shares         $0.00         $0.00          $0.00         $0.00
Institutional Shares    $0.00         $0.00          $0.00         $0.00


-----SIDE BAR TEXT-----
                             Understanding Expenses

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include the fund's share of the portfolio's expenses,12b-1 fees, an administration fee and registration fees.

-----END SIDE BAR TEXT-----

WRIGHT MAJOR BLUE CHIP EQUITIES FUND
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CUSIP: Standard Shares  98235F305  Ticker Symbol: Standard Shares    WQCEX
  Institutional Shares  98235F875     Institutional Shares  WMBIY (Unofficial)

(Graphic -- ship's wheel)
OBJECTIVE
The fund seeks to enhance total return, consisting of price appreciation plus income.

(Graphic -- compass)
PRINCIPAL INVESTMENT STRATEGIES
The fund invests in the equity securities of the larger companies on the AWIL. The fund is quality oriented and focuses on the common stocks of high quality, well-established and profitable companies. The fund's portfolio is equally weighted.

     Wright uses quantitative formulas to identify such factors as over/under valuations and compatibility with current market trends. Selected companies are expected to do better over the intermediate term. The market capitalizations of these companies are similar to the Standard and Poor's 500 Index (S&P 500). At the end of 1998, the fund's median market capitalization was $16.6 billion.

     Generally, the fund sells a security when its value exceeds two times its target position based on equal weighting, or the security is no longer eligible for inclusion in the AWIL. Also, the fund will sell a security if it falls into the unfavorable category based on Wright's quantitative formulas. The fund will buy securities to increase positions which at current market value are below target values and to acquire new securities.

(Graphic -- life preserver)
Principal Risks
     In addition to normal market and management risk, fund performance will be adversely affected if large capitalization or value stocks fall out of favor with the market and their returns trail the overall stock market.

     When the market is unfavorable, the fund's assets may be held in cash or invested in short-term obligations. Although the fund would do this to reduce losses, defensive investments may hurt the fund's efforts to achieve its investment objective.

(Graphic -- assorted nautical flags)
 Who May Want to Invest
     This fund may be suitable for investors seeking a common stock investment for total investment return or a core equity portfolio for those investing in several asset classes.

(Graphic -- ship's log)
Past  Performance
     The information on the next page shows the performance of the fund's Standard Shares for the ten-year period through December 31, 1998. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance does not guarantee future results.

The bar chart illustrates the risk of investing in the fund by showing how volatile the fund's performance has been for each full calendar year for the past ten years.

Year-by-Year Total Return as of December 31
   40%
------------------------------------------------------------------------------------------------------------
   30%                     38.90%                                               33.86%
------------------------------------------------------------------------------------------------------------
   20%     23.07%                                             28.98%                     20.43%
------------------------------------------------------------------------------------------------------------
   10%                                                                  17.63%
------------------------------------------------------------------------------------------------------------
    0%                                8.02%  1.00%
------------------------------------------------------------------------------------------------------------
 (10)%             -2.89%                              -0.73%
------------------------------------------------------------------------------------------------------------
 (20)%
------------------------------------------------------------------------------------------------------------
            1989    1990     1991     1992     1993     1994    1995     1996     1997     1998

Best quarter: 23.71% (4th quarter 1998)      Worst quarter:  -17.52% (3rd quarter 1990)

The fund's average annual return is compared with that of the S&P 500. While the fund does not seek to match the returns of the S&P 500, this unmanaged index is a good indicator of general large capitalization stock market performance. The S&P 500, unlike the fund, does not incur fees or charges.

Average Annual Returns as of December 31, 1998
                            1 Year            5 Years        10 Years
------------------------------------------------------------------------------
Standard Shares             20.43%            19.41%           15.96%
S&P 500                     28.52%            24.02%           19.16%

(Graphic -- ship's log)
EXPENSES

                                   Annual Fund
                               Operating Expenses
                               (deducted directly                  Standard          Institutional
                               from fund assets)                    Shares              Shares
-----------------------------------------------------------------------------------------------------------
As a shareholder in the        Management fee                         00%                 00%
fund, you do not pay any       Distribution and service (12b-1) fees  00%                 00%
sales charges,redemption       Other expenses                         00%                 00%
or exchange fees.             ----------------------------------------------------------------------------
                               Total Annual Fund                      00%                 00%
                               Operating Expenses
------------------------------------------------------------------------------------------------------------

The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.

     Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

Example Costs
                       One Year     Three Years    Five Years     Ten Years
-------------------------------------------------------------------------------
Standard Shares         $0.00         $0.00          $0.00            $0.00
Institutional Shares    $0.00         $0.00          $0.00            $0.00

-----SIDE BAR TEXT-----
                             Understanding Expenses

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include management fees,12b-1 fees and administrative costs, such as shareholder recordkeeping and reports, custodian and pricing services, and registration fees.
-----END SIDE BAR TEXT-----

WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND
--------------------------------------------------
CUSIP:Standard Shares   98235F404   Ticker Symbol: Standard Shares   WIBCX
 Institutional Shares   98235F867   Institutional Shares    WIBIY (Unofficial)

(Graphic -- ship's wheel)
OBJECTIVE
The fund seeks to enhance total return consisting of price appreciation plus income. The fund invests all of its assets in the International Blue Chip Equities Portfolio, which has the same objectives and policies as the fund.

(Graphic -- compass)
PRINCIPAL  INVESTMENT  STRATEGIES
     The portfolio invests in the equity securities of well-established non-U.S. companies. The portfolio invests only in securities on the International Approved Wright Investment List (IAWIL). Wright focuses on individual stock selection instead of trying to predict which country or industry will perform best.

     Wright systematically reviews about 13,000 non-U.S. companies from 49 countries contained in Wright's Worldscope(R) database to identify those which meet minimum standards for fiduciary investment. These companies must have at least five years of audited records and show a record of profitability over the last three years.

     Wright selects well-established and profitable non-U.S. companies which have their principal business activities in at least three different countries. The portfolio invests no more than 20% of its assets in any one country. At the end of 1998, the portfolio was over-weighted in the European countries and under-weighted in Japan and Pacific rim countries. These companies can be of any size that qualifies for trading on the securities market of the company's home country, other foreign exchanges or in the U.S. through American Depositary Receipts. Also, all companies may not currently pay dividends on their shares.

     Individual securities which no longer meet the standard for the IAWIL or Wright's investment criteria are sold.

(Graphic -- life preserver)
PRINCIPAL RISKS
     In addition to market and management risks, the fund is subject to additional risks in connection with investing in foreign securities. These include:
    o currency risk (changes in foreign currency rates reducing the value of the fund's assets)
    o seizure,  expropriation or  nationalization  of a company's assets
    o less  publicly  available  information
    o the impact of  political, social or diplomatic events.

     The European countries have adopted the Euro as their common currency. Existing national currencies of these countries are sub-currencies of the Euro until July 1, 2002, when the old currencies will disappear entirely. The introduction of the Euro presents some possible risks, which could adversely affect the value of securities held by the portfolio, as well as possible adverse tax consequences. There could be unpredictable effects on trade and commerce, resulting in increased volatility for all financial markets.

     When international security or currency markets are unfavorable, the portfolio's assets may be held in cash or invested in short-term obligations. Although the portfolio would do this to reduce losses, defensive investments may hurt the portfolio's efforts to achieve its investment objective.

(Graphic -- assorted nautical flags)
WHO MAY WANT TO INVEST
     The fund may be suitable for investors seeking a diversified portfolio of quality non-U.S. equities offering ownership in some of the leading companies throughout the world and who are not adverse to the risks associated with international investing. Also, because foreign stock prices may not move in concert with U.S. market prices, the fund may be a useful way to diversify you investments.

(Graphic -- ship's log)
 PAST  PERFORMANCE
     The information on the next page shows the performance of the fund's Standard Shares for the periods indicated through December 31, 1998 and its Institutional Shares since their inception on July 6, 1997. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance does not guarantee future results.

The bar chart illustrates the risk of investing in the fund by showing how volatile the fund's Standard Share performance has been by illustrating the differences for each full calendar year for the past nine years.

Year-by-Year Total Return as of December 31
   30%
----------------------------------------------------------------------------------------------------------------
   20%                            28.22%                     20.73%
----------------------------------------------------------------------------------------------------------------
   10%           17.21%                             13.61%
----------------------------------------------------------------------------------------------------------------
    0%                                                                1.54%    6.14%
----------------------------------------------------------------------------------------------------------------
 (10)%  -6.92%             -3.94%           -1.64%
----------------------------------------------------------------------------------------------------------------
 (20)%
----------------------------------------------------------------------------------------------------------------
         1990     1991     1992     1993     1994    1995     1996     1997     1998

Best quarter:  16.85% (4th quarter 1998)   Worst quarter:  -16.71% (3rd quarter 1998)

The fund's average annual return is compared with that of the FT/S&P Actuaries World ex U.S. Index. While the fund does not seek to match the returns of this index, this unmanaged index is a good indicator of foreign stock market performance. The FT/S&P Actuaries World ex U.S. Index, unlike the fund, does not incur fees or charges.

Average Annual Returns as of December 31, 1998

                            1 Year     5 Years  Life of the Fund
-------------------------------------------------------------------------------
Standard Shares              6.14%      7.77%        7.98%  (September 14, 1989)
Institutional Shares         7.54%       --          0.46%  (July 6, 1997)
FT/S&P Actuaries World      16.17%      8.34%        4.98%
  ex U.S. Index

(Graphic -- two crossed anchors with a $ in the center)


                               Annual Fund
                               Operating Expenses(1)
                               (deducted directly               Standard   Institutional
                               from fund assets)                 Shares       Shares
-----------------------------------------------------------------------------------------------
As a shareholder in the        Management fee                        00%          00%
fund, you do not pay any       Distribution and service (12b-1) fees 00%          00%
sales charges, redemption      Other expenses                        00%          00%
or exchange fees.             ------------------------------------------------------------------
                               Total Annual Fund                     00%          00%
                               Operating Expenses
------------------------------------------------------------------------------------------------

(1)Annual fund operating expenses consist of the fund's expenses plus the fund's share of the expenses of the portfolio.

     The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.

     Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

Example Costs
                          One Year     Three Years     Five Years     Ten Years
-------------------------------------------------------------------------------
Standard Shares            $0.00         $0.00           $0.00         $0.00
Institutional Shares       $0.00         $0.00           $0.00         $0.00

-----SIDE BAR TEXT-----
                             Understanding Expenses

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include the fund's share of the portfolio's expenses,12b-1 fees, an administration fee and registration fees.

-----END SIDE BAR TEXT-----

WRIGHT U.S. TREASURY FUND
--------------------------------------------------------------------------------
CUSIP: Standard Shares  982349102   Ticker Symbol:  Standard Shares   WGOBX
  Institutional Shares  982349805   Institutional Shares    WUSIY (Unofficial)

(Graphic -- ship's wheel)
OBJECTIVE
     The fund seeks a high total return with a high level of income. The fund invests all of its assets in the U.S. Treasury Portfolio, which has the same objectives and policies as the fund.

(Graphic -- compass)
PRINCIPAL INVESTMENT  STRATEGIES
     The portfolio invests its assets in U.S. Treasury bills, notes and bonds. The portfolio's average weighted maturity will vary from one to 30 years depending on the economic outlook and expected trend of interest rates. The portfolio does not invest in mortgage-related securities or derivatives. The portfolio's average maturity as of December 31, 1998, was 8.0 years, and its duration was 5.7 years.

     In buying and selling securities for the portfolio, Wright analyzes a security's structural features, current price compared with its estimated long-term value and any short-term trading opportunities resulting from market inefficiencies.

(Graphic -- life preserver)
PRINCIPAL  RISKS
     Because the issuer is the U.S. government, U.S. Treasury securities are less likely to default than other types of bonds. However, this does not protect the portfolio against interest rate risk or guarantee the value of the fund's shares. These risks are defined to mean:

    o Credit or default risk: An issuer's credit rating may be downgraded or the issuer may be unable to pay principal and interest obligations.

    o Interest rate risk: Bond prices fall when interest rates rise and vice versa. The longer the maturity of the bonds, the greater the potential change in price.

The fund's income may decline during times of falling interest rates. The table below demonstrates how duration affects risk and return. It shows both interest rate risk and income risk for funds of varying duration. Income risk is moderate to high for funds with an intermediate duration such as this fund and is lower for funds with a longer duration.

POTENTIAL INVESTMENT RISKS

         Duration               Interest Rate Risk        Income Risk
-------------------------------------------------------------------------------
     Less than one year              Very low              Very high
     Less than three years        Low to moderate            High
     From three to ten years     Moderate to high          Moderate
     More than ten years         High to very high            Low

-----SIDE BAR TEXT-----
                             Understanding Duration

Duration measures how quickly the principal and interest of a bond is expected to be paid. It is also used to predict how much a bond's value will rise or fall in response to small changes in interest rates. Generally, the shorter a fund's duration is, the less its securities will decline in value when there is an increase in interest rates.

-----END SIDE BAR TEXT-----

(Graphic -- assorted nautical flags)
WHO MAY WANT TO INVEST
You may be interested in the fund if you are looking for a high level of income while owning debt securities with the highest credit quality available and can accept greater principal fluctuations when maturities are lengthened. Dividends may be exempt from state and local taxes in some states, which may be of value if you live in one of these states.

(Graphic -- ship's log)
PAST PERFORMANCE
The information below shows performance of the fund's Standard Shares for the ten-year period through December 31, 1998. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance does not guarantee future results.

     The bar chart illustrates the risk of investing in the fund by showing how volatile the fund's performance has been for each full calendar year for the past ten years.

Year-by-Year Total Return as of December 31
   30%
-------------------------------------------------------------------------------------------------
   20%                                                         28.18%
-------------------------------------------------------------------------------------------------
   10%     16.26%           17.56%           15.90%
-------------------------------------------------------------------------------------------------
    0%              6.33%            7.07%                                      9.09%     9.95%
-------------------------------------------------------------------------------------------------
 (10)%                                                -8.62%           -1.26%
-------------------------------------------------------------------------------------------------
            1989    1990     1991     1992     1993     1994    1995     1996     1997     1998

Best quarter: 10.59% (2nd quarter 1989)    Worst quarter:   -6.28% (1st quarter 1994)

The fund's average annual return is compared with that of the Lehman Government Bond Index. While the fund does not seek to match the returns of the Lehman Government Bond Index, this unmanaged index is a good indicator of the performance of the U.S. Treasury bond market. The Lehman Government Bond Index, unlike the fund, does not incur fees or charges.

Average Annual Returns as of December 31, 1998
                               1 Year          5 Years           10 Years
--------------------------------------------------------------------------------
Standard Shares                 9.95%            6.76%             9.60%
Lehman Government Bond Index    9.85%            7.18%             9.17%

(Graphic -- two crossed anchors with a $ in the center)
EXPENSES

                             Annual Fund
                                Operating Expenses(1)                Standard  Institutional
                               (deducted directly from fund assets)   Shares       Shares
-----------------------------------------------------------------------------------------------
 As a shareholder of the       Management fee                          00%         00%
fund, you do not pay any       Distribution and service (12b-1) fees   00%         00%
sales charges, redemption      Other expenses                          00%         00%
or exchange fees.              ----------------------------------------------------------------
                               Total Annual Fund                       00%         00%
                               Operating Expenses
-----------------------------------------------------------------------------------------------

(1)Annual fund operating expenses consist of the fund's expenses plus the fund's share of the expenses of the portfolio.

     The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.

     Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

 Example Costs
                        One Year      Three Years     Five Years      Ten Years
--------------------------------------------------------------------------------
Standard Shares          $0.00          $0.00          $0.00            $0.00
Institutional Shares     $0.00          $0.00          $0.00            $0.00

-----SIDE BAR TEXT-----

                             Understanding Expenses

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include the fund's share of the portfolio's expenses,12b-1 fees, an administration fee and registration fees.

-----END SIDE BAR TEXT-----

WRIGHT U.S. GOVERNMENT NEAR TERM FUND
-------------------------------------------
CUSIP: Standard Shares  982349201     Ticker Symbol: Standard Shares     WNTBX
  Institutional Shares  982349888     Institutional Shares WNTIY (Unofficial)

(Graphic -- ship's wheel)
OBJECTIVE
The fund seeks a high level of income, which is normally above that available from short-term money market instruments or funds. The fund invests all of its assets in the U.S. Government Near Term Portfolio, which has the same objectives and policies as the fund.

(Graphic -- compass)
 PRINCIPAL  INVESTMENT  STRATEGIES
     The portfolio invests its assets in U.S. government obligations and maintains an average weighted maturity of less than five years. These include:

    o direct obligations of the U.S. government, such as U.S. Treasury bills, notes and bonds
    o obligations of U.S. government agencies secured by the full faith and credit of the U.S. Treasury, such as securities, including pass-through securities of the Government National Mortgage Association or securities of the Export-Import Bank
    o obligations secured by the right to borrow from the U.S. Treasury, such as securities by the Federal Financing Bank or the Student Loan Marketing Association
    o obligations backed only by the credit of a government agency such as the Federal Home Loan Bank, Fannie Mae (Federal National Mortgage Association) and the Federal Home Loan Mortgage Corporation.

     Wright allocates assets among different market sectors and maturities based on its view of the economic outlook and expected trend in interest rates. The portfolio's average maturity as of December 31, 1998, was 1.9 years and its duration was 1.8 years.

     In buying and selling securities for the portfolio, Wright analyzes a security's structural features, current price compared with its estimated value and the credit quality of its issuer.

(Graphic -- life preserver)
PRINCIPAL RISKS

     U.S. government obligations are less likely to default than other types of bonds. However, this does not protect the portfolio against interest rate risk or guarantee the value of the fund's shares. The fund's income may decline during times of falling interest rates. Also, mortgage-related securities (such as Ginnie Maes) are subject to prepayment and extension risks during times of falling or rising interest rates. These risks are defined to mean:

    o Credit or default risk: An issuer's credit rating may be downgraded or the issuer may be unable to pay principal and interest obligations.
    o Interest rate risk: Bond prices fall when interest rates rise and vice versa. The longer the maturity of the bonds, the greater the potential change in price.
    o Prepayment risk: When interest rates decline, the issuer of a security may exercise an option to prepay the principal. This forces the fund to reinvest in lower yielding securities.
    o Extension risk: When interest rates rise, the life of a mortgage-related security is extended beyond the expected prepayment time, reducing the value of the security.

     When the market is unfavorable, the portfolio's assets may be held in cash or invested in short-term obligations. Although the portfolio would do this to reduce losses, defensive investments may hurt the fund's efforts to achieve its investment objective.

-----SIDE BAR TEXT-----
                             Understanding Duration

Duration measures how quickly the principal and interest of a bond is expected to be paid. It is also used to predict how much a bond's value will rise and fall in response to small changes in interest rates. Generally, the shorter a fund's duration is, the less its securities will decline in value when there is an increase in interest rates.

-----END SIDE BAR TEXT-----


(Graphic -- assorted nautical flags)
WHO MAY WANT TO INVEST
     You may be interested in the fund if you seek a higher level of income than is available from money market instruments and can accept greater fluctuation in principal. Also, the fund may be suitable if you seek a total return alternative to a money market investment, especially when you expect short-term interest rates to decline.

(Graphic -- ship's log)
PAST PERFORMANCE
     The information below shows the fund's performance of its Standard Shares for the ten-year period through December 31, 1998. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance does not guarantee future results.

     The bar chart illustrates the risk of investing in the fund by showing how volatile the fund's performance has been for each full calendar year for the past ten years.

Year-by-Year Total Return as of December 31
  20%
----------------------------------------------------------------------------------------------------
  10% 11.17%           13.08%                             11.93%
----------------------------------------------------------------------------------------------------
   0%         8.23%              6.26%   7.95%                     3.94%    5.93%    5.98%
----------------------------------------------------------------------------------------------------
(10)%                                              -3.09%
----------------------------------------------------------------------------------------------------
       1989    1990     1991     1992     1993     1994    1995     1996     1997     1998

Best quarter: 5.86% (2nd quarter 1989) Worst quarter:   -2.60% (1st quarter 1994)

The fund's average annual return is compared with that of the Lehman Short (1-3 years) Government Bond Index. While the fund does not seek to match the returns of the Lehman Short Government Bond Index, this unmanaged index is a good indicator of the performance of the U.S. government bond market. The Lehman Short Government Bond Index, unlike the fund, does not incur fees or charges.

Average Annual Returns as of December 31, 1998

                                       1 Year          5 Years     10 Years
-------------------------------------------------------------------------------
Standard Shares                         5.98%            4.82%        7.04%
Lehman Short Government Bond Index      6.96%            5.96%        7.35%

(Graphic -- two crossed anchors with a $ in the center)
EXPENSES

                               Annual Fund
                               Operating Expenses(1)                 Standard   Institutional
                               (deducted directly from fund assets)   Shares        Shares
-------------------------------------------------------------------------------------------------------
As a shareholder in the        Management fee                          00%           00%
fund, you do not pay any       Distribution and service (12b-1) fees   00%           00%
sales charges, redemption      Other expenses                          00%           00%
or exchange fees.             -------------------------------------------------------------------------
                               Total Annual Fund                       00%           00%
                               Operating Expenses
-------------------------------------------------------------------------------------------------------
     (1)Annual fund operating  expenses  consist of the fund's expenses plus the fund's share of the expenses of the portfolio.

     The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.

     Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

Example Costs
                         One Year     Three Years     Five Years     Ten Years
-------------------------------------------------------------------------------
Standard Shares           $0.00         $0.00           $0.00          $0.00
Institutional Shares      $0.00         $0.00           $0.00          $0.00


-----SIDE BAR TEXT-----
                             Understanding Expenses

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include the fund's share of the portfolio's expenses,12b-1 fees, an administration fee and registration fees.

-----END SIDE BAR TEXT-----

WRIGHT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------
CUSIP: Standard Shares    982349300    Ticker Symbol:  Standard Shares  WTRBX

(Graphic -- ship's wheel)
OBJECTIVE
The fund seeks a superior rate of total return, consisting of a high level of income plus price appreciation.

(Graphic -- compass)
PRINCIPAL INVESTMENT STRATEGIES
     The fund invests primarily in U.S. government and high grade (rated "A" or higher) corporate debt securities. These securities must also meet Wright Quality Rating Standards. Investment selections differ depending on the trend in interest rates. The fund looks for securities that in Wright's judgment will produce the best total return.

     Wright allocates assets among different market sectors (such as U.S. Treasury securities, U.S. government agency securities and corporate bonds) with different maturities based on its view of the relative value of each sector or maturity. Recently, the fund has emphasized U.S. government and U.S. Treasury securities, but this could change in the future.

     There are no limits on the minimum or maximum weighted average maturity of the fund's portfolio or an individual security. The average weighted maturity will vary from one to 30 years depending on the economic outlook and expected trend in interest rates. As of December 31, 1998, the fund's average maturity was 8.8 years and its duration was 6.0 years.

     Generally, the fund will sell an individual security if its rating is downgraded below "A" by the major rating services such as Moody's or Standard and Poor's.

(Graphic -- life preserver)
PRINCIPAL  RISKS
     The fund's risk profile will vary, depending on the mix of its assets. The fund reduces credit risk by investing in U.S. government obligations and high-grade corporate bonds. However, this does not protect the fund against interest rate risk. Interest rate risk is greater for long-term debt securities than for short-term debt securities. These risks are defined to mean:

    o Interest rate risk: Bond prices fall when interest rates rise and vice versa. The longer the maturity of the bonds, the greater the potential change in price.
    o Credit or default risk: An issuer's credit rating may be downgraded or the issuer may be unable to pay principal and interest obligations.
    o Prepayment risk: When interest rates decline, the issuer of a security may exercise an option to prepay the principal. This forces the fund to reinvest in lower yielding securities. Corporate bonds may have a "call" feature which gives the issuer the right to redeem outstanding bonds before their scheduled maturity.
    o Extension risk: When interest rates rise, the life of a mortgage-related security is extended beyond the expected prepayment time, reducing the value of the security.

     Also, the fund's income may decline during times of falling interest rates.

     When the market is unfavorable, the fund's assets may be held in cash or invested in short-term obligations. Although the fund would do this to reduce losses, defensive investments may hurt its efforts to achieve its investment objective.

-----SIDE BAR TEXT-----

                           Understanding Duration

Duration measures how quickly the principal and interest of a bond is expected to be paid. It is also used to predict how much a bond's value will rise and fall in response to small changes in interest rates. Generally, the shorter a fund's duration is, the less its securities will decline in value when there is an increase in interest rates.

-----END SIDE BAR TEXT-----

(Graphic -- assorted nautical flags)
 WHO MAY WANT TO INVEST
     You may be interested in the fund if you seek a level of income consistent with total return by investing in intermediate and longer term debt and can accept price fluctuations.

(Graphic -- ship's log)
PAST PERFORMANCE
     The information below shows the fund's performance of its Standard Shares for the ten-year period through December 31, 1998. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance does not guarantee future results.

     The bar chart illustrates the risk of investing in the fund by showing how volatile the fund's performance has been for each full calendar year for the past ten years.

Year-by-Year Total Return as of December 31
   30%
------------------------------------------------------------------------------------------------------
   20%                                                         21.97%
------------------------------------------------------------------------------------------------------
   10%    13.58%            15.38%            11.03%                            9.25%    9.56%
------------------------------------------------------------------------------------------------------
    0%             5.29%             7.13%                              0.95%
------------------------------------------------------------------------------------------------------
 (10)%                                                  -6.55%
------------------------------------------------------------------------------------------------------
 (20)%
------------------------------------------------------------------------------------------------------
            1989    1990     1991     1992     1993     1994    1995     1996     1997     1998

Best quarter:  8.20% (2nd quarter 1989)   Worst quarter:  -4.76% (1st quarter 1994)

The  fund's   average  annual  return  is  compared  with  that  of  the  Lehman
Government/Corporate Bond Index. While the fund does not seek to match the returns of the Lehman Government/Corporate Bond Index, this unmanaged index is a good indicator of the performance of the government bond market. The Lehman
Government/Corporate Bond Index, unlike the fund, does not incur fees or charges.

Average Annual Returns as of December 31, 1998

                                         1 Year      5 Years    10 Years
-------------------------------------------------------------------------------
Standard Shares                           9.56%        6.60%      8.49%
Lehman Government/Corporate Bond Index    9.47%        7.30%      9.33%

(Graphic -- two crossed anchors with a $ in the center)
EXPENSES

                               Annual Fund
                               Operating Expenses                   Standard     Institutional
                               (deducted directly from fund assets)  Shares          Shares
----------------------------------------------------------------------------------------------------
As a shareholder in the        Management fee                         00%            00%
fund, you do not pay any       Distribution and service (12b-1) fees  00%            00%
sales charges, redemption      Other expenses                         00%            00%
or exchange fees.              ---------------------------------------------------------------------
                               Total Annual Fund                      00%            00%
                               Operating Expenses
----------------------------------------------------------------------------------------------------

     The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.

     Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

 Example Costs
                   One Year    Three Years       Five Years        Ten Years
-------------------------------------------------------------------------------
Standard Shares     $0.00        $0.00             $0.00            $0.00


-----SIDE BAR TEXT-----

                             Understanding Expenses

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include management fees,12b-1 fees and administrative costs, such as shareholder recordkeeping and reports, custodian and pricing services, and registration fees.

-----END SIDE BAR TEXT-----

WRIGHT CURRENT INCOME FUND
-------------------------------------------------------------------------------
CUSIP: Standard Shares  982349607    Ticker Symbol:  Standard Shares    WCIFX
  Institutional Shares  982349870    Institutional Shares WCIIY (Unofficial)

( Graphic -- ship's wheel)
OBJECTIVE
The fund seeks a high level of current income consistent with moderate fluctuations of principal. The fund invests all of its assets in the Current Income Portfolio, which has the same objectives and policies as the fund.

(Graphic -- compass)
PRINCIPAL  INVESTMENT  STRATEGIES
     Since inception, the portfolio has invested almost exclusively in mortgage-related securities of the Government National Mortgage Association
(GNMA). The portfolio may invest in other debt obligations issued or guaranteed by the U.S. government or any of its agencies, and corporate debt securities. The portfolio maintains an average weighted maturity of less than 30 years. Corporate debt securities include commercial paper and other short-term instruments rated A-1 by Standard & Poor's Rating Group or P-1 by Moody's Investors Service, Inc. The fund does not invest in the residual classes of collateralized mortgage obligations, stripped mortgage-related securities, leveraged floating rate instruments or indexed securities. The portfolio reinvests all principal payments.

     Wright may allocate assets among different market sectors (such as agency securities, U.S. government and Treasury securities, and corporate debt securities) with different maturities based on its view of the relative value of each sector or maturity.

     In buying and selling securities for the portfolio, Wright analyzes a security's structural features, current price compared with its estimated long-term price, and the credit quality of its issuer.

(Graphic -- life preserver)
PRINCIPAL RISKS
     Credit risk is minimal to the extent the fund concentrates in mortgage-related securities whose timely payment of interest and principal is guaranteed by the U.S. government. However, this does not protect the portfolio against interest rate risk or guarantee the value of the fund's shares. Mortgage-related securities have interest rate, prepayment and extension risks. The loans underlying these securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayment in an increasing interest rate environment. These risks are defined to mean:

    o Interest rate risk: Bond prices fall when interest rates rise and vice versa. The longer the maturity of the bonds, the greater the potential change in price.
    o Credit or default risk: An issuer's credit rating may be downgraded or the issuer may be unable to pay principal and interest obligations.
    o Prepayment risk: When interest rates decline, the issuer of a security may excise an option to prepay the principal. This forces the fund to reinvest in lower yielding securities.
    o Extension risk: When interest rates rise, the life of a mortgage-related security is extended beyond the expected prepayment time, reducing the value of the security.

     When the market is unfavorable, the portfolio's assets may be held in cash or invested in short-term obligations. Although the portfolio would do this to reduce losses, defensive investments may hurt the fund's efforts to achieve its investment objective.

(Graphic -- assorted nautical flags)
 WHO MAY WANT TO INVEST
     You may want to invest in the fund if you are seeking a high level of income over a long period of time. The fund is designed for investors who want to receive the kind of income that mortgage-related securities provide, but do not want to bother with the receipt or reinvestment of principal payments.

(Graphic -- ship's log)
PAST PERFORMANCE
     The information on the next page shows the fund's performance of its Standard Shares for the ten-year period through December 31, 1998 and its Institutional Shares since their inception on July 6, 1997. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance does not guarantee future results.

     The bar chart illustrates the risk of investing in the fund by showing how volatile the fund's Standard Share performance has been for each full calendar year for the past ten years.

Year-by-Year Total Return as of December 31
   30%
-----------------------------------------------------------------------------------------------------
   20%
-----------------------------------------------------------------------------------------------------
   10%   14.15%          15.31%                           17.46%
-----------------------------------------------------------------------------------------------------
    0%           9.85%             6.73%   6.59%                    4.35%     8.56%    6.51%
-----------------------------------------------------------------------------------------------------
 (10)%                                              -3.28%
-----------------------------------------------------------------------------------------------------
 (20)%
-----------------------------------------------------------------------------------------------------
         1989    1990     1991     1992     1993     1994    1995     1996     1997     1998

Best quarter:     8.16% (2nd quarter 1989)       Worst quarter:   -3.21% (1st quarter 1994)

The fund's average annual return is compared with that of the Lehman GNMA Backed Bond Index. While the fund does not seek to match the returns of the Lehman GNMA Backed Bond Index, this unmanaged index is a good indicator of the performance of government and corporate bond markets. The Lehman GNMA Backed Bond Index, unlike the fund, does not incur fees or charges.

Average Annual Returns as of December 31, 1998
                                                         10 Years or
                                1 Year       5 Years   Life of the Fund
-------------------------------------------------------------------------------
Standard Shares                  6.51%         6.51%        8.47%
Institutional Shares             6.56%          --          7.43% (July 6, 1997)
Lehman GNMA Backed Bond Index    6.93%         7.34%        9.25%

(Graphic -- two crossed anchors with a $ in the center)
EXPENSES

                               Annual Fund
                               Operating Expenses(1)                  Standard     Institutional
                               (deducted directly from fund assets)    Shares          Shares
---------------------------------------------------------------------------------------------------
 As a shareholder of the       Management fee                           00%            00%
 fund, you do not pay any      Distribution and service (12b-1) fees    00%            00%
 sales charges, redemption     Other expenses                           00%            00%
 or exchange fees.             -------------------------------------------------------------------
                               Total Annual Fund                        00%            00%
                               Operating Expenses
--------------------------------------------------------------------------------------------------

   (1)Annual fund operating expenses consist of the fund's expenses plus the fund's share of the expenses of the portfolio.

     The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.

     Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

Example Costs
                        One Year      Three Years     Five Years    Ten Years
-------------------------------------------------------------------------------
Standard Shares          $0.00          $0.00           $0.00         $0.00
Institutional Shares     $0.00          $0.00           $0.00         $0.00


-----SIDE BAR TEXT-----
                             Understanding Expenses

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include the fund's share of the portfolio's expenses,12b-1 fees, an administration fee and registration fees.

-----END SIDE BAR TEXT-----

WRIGHT U.S. TREASURY MONEY MARKET FUND
--------------------------------------------
CUSIP: Money Market Shares  982349706                Ticker Symbol:   WUSXX


(Graphic -- ship's wheel)
OBJECTIVE
The fund seeks to provide as high a rate of current income as possible consistent with the preservation of capital and maintenance of liquidity. The fund also seeks to maintain a stable net asset value per share price or NAV of $1.00 per share.

(Graphic -- compass)
PRINCIPAL INVESTMENT STRATEGIES
     The fund invests in securities of the U.S. government and its agencies that are backed by the full faith and credit of the U.S. government (U.S. Treasury securities). The fund limits it portfolio to investments maturing in 13 months or less and maintains a weighted average maturity of 90 days or less.

     Wright monitors the daily interest rate yield curve and selects the best yield and maturities available. Longer maturities are selected when interest rates are expected to fall and shorter maturities are selected when interest rates are expected to rise.

     The fund invests and engages only in investment practices that are legal for federal credit unions described in the Federal Credit Union Act and the National Credit Union Administration Regulations.

     The fund reserves the right to hold up to 20% of its assets in cash or to invest them in repurchase agreements. Repurchase agreements are collateralized short-term (usually overnight) debt used to invest cash.

(Graphic --Life preserver)
PRINCIPAL RISKS
 Although the fund invests
exclusively in U. S. Treasury bills, notes and bonds, an investment in the fund is neither insured nor guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, or any other government agency. There is no guarantee that the fund will be able to maintain a stable net asset value of $1.00 per share. The rate of income will vary from day to day generally reflecting market changes in short-term interest rates.

(Graphic -- assorted nautical flags)
WHO  MAY  WANT TO  INVEST
     You may be interested in the fund if you seek to earn current income while preserving the value of your investment. The fund may serve as a temporary investment vehicle. You may also be interested in the fund if you live in a state or local jurisdiction that exempts the fund's dividends from taxes.

(Graphic -- ship's log)
PAST PERFORMANCE
The information below shows the fund's performance for the indicated periods through December 31, 1998. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance does not guarantee future results.

     The bar chart shows how the fund's performance has varied by illustrating the differences for each full calendar year for the past seven years.

Year-by-Year Total Return as of December 31
   15%
-------------------------------------------------------------------------------
   10%
-------------------------------------------------------------------------------
    5%
-------------------------------------------------------------------------------
    0%      3.26%   2.53%    3.56%    5.34%    4.85%   4.84%    4.73%
-------------------------------------------------------------------------------
  (5)%
------------------------------------------------------------------------------
 (10)%
-------------------------------------------------------------------------------
            1992     1993     1994     1995     1996    1997     1998

Best quarter:1.36% (2nd quarter 1995)  Worst quarter: 0.62% (2nd quarter 1993)

     The fund's 7-day yield on December 31, 1998, was 4.25%. For the fund's current yield call (800) 225-6265 x7750.

(Graphic -- two crossed anchors with a $ in the center)
EXPENSES
                                    Annual Fund
                                    Operating Expenses          Money
                                    (deducted directly         Market
                                    from fund assets)          Shares
-------------------------------------------------------------------------------
 As a shareholder in the fund,       Management fee               00%
 you do not pay any sales            Distribution (12b-1) fee     00%
 charges, redemption or              Other expenses               00%
 exchange fees.                   ----------------------------------------------
                                    Total Annual Fund             00%
                                    Operating Expenses

     The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.

     Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:


Example Costs
                     One Year      Three Years     Five Years      Ten Years
-------------------------------------------------------------------------------
Money Market Shares    $0.00         $0.00           $0.00            $0.00


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                             Understanding Expenses

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include management fees,12b-1 fees and administrative costs, such as shareholder recordkeeping and reports, custodian and pricing services, and registration fees.
-----END SIDE BAR TEXT-----

INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUNDS VALUE THEIR SHARES

     The price at which you buy, sell or exchange fund shares is the net asset value per share or NAV.

     The NAV for each fund, except the Wright U.S Treasury Money Market Fund, is calculated at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) each day the Exchange is open. It is not calculated on days the Exchange is closed. The price for a purchase, redemption or exchange of fund shares is the next NAV calculated after your request is received.

     The Wright U.S. Treasury Money Market Fund's NAV is normally calculated three times each day the Exchange is open. Calculations are made at noon, 3:00 p.m. and as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The fund's securities are valued at amortized cost, which approximates market value.

     The other funds calculate their share price by valuing their portfolio securities at the last current sales price on the market where the security is normally traded, unless Wright deems that price to be unrepresentative of market values. This could happen if an event after the close of the market seemed likely to have a major impact on the price of securities traded on the market. Securities that cannot be valued at these closing prices are valued by Wright at fair value in accordance with procedures adopted by the trustees.

     The value of all assets and liabilities expressed in foreign currencies is converted into U.S. dollars at the most recent market rates quoted by one or more major banks shortly before the close of the Exchange. Foreign securities trade during hours and on days when the Exchange is closed and the Wright International Blue Chip Equities Fund's NAV is not calculated. Although the Wright International Blue Chip Equities Fund's NAV may be affected, you will not be able to purchase or redeem shares on these days.

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                                 Determining NAV

Share price is determined by adding the value of a fund's investments, cash and other assets, deducting liabilities, and then dividing that amount by the total number of shares outstanding.

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PURCHASING  SHARES
Purchasing  Shares of the Wright  U.S.  Treasury  Money  Market  Fund

     The fund's transactions in money market instruments normally require immediate settlement in federal funds. Accordingly, purchase orders for the fund are executed at the NAV next calculated after payment in cash or federal funds is received. Shares purchased before 3:00 p.m. receive that day's dividends. Shares purchased between 3:00 p.m. and 4:00 p.m. start to earn dividends the next business day.

     If you pay by money order or personal check, your purchase will be executed at the close of the second business day in Boston. The minimum initial investment is $1,000. There is no minimum for subsequent investments.

 Purchasing Shares for Cash - Non-Money  Market Funds

     Shares of each fund may be purchased without a sales charge at NAV. The minimum initial investment is $1,000 for Standard Shares and $3,000,000 for Institutional Shares. There are no minimums for subsequent investments.

     Waiver of the Minimum Initial Investment: The minimums may be waived for investments by bank trust departments, 401(k) or similar tax-sheltered retirement plans and automatic investment program accounts. The minimum initial investment will be reduced to $500 for shares purchased through certain investment advisers, financial planners, brokers or other intermediaries that charge a fee for their services.

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                                Paying for Shares

You may pay for shares by wire, check, Federal Reserve draft, or other negotiable bank draft, payable in U.S. dollars and drawn on U.S banks. Third party checks will not be accepted. A charge is imposed on any returned checks.

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     Authorized dealers, including investment dealers, banks or other institutions, may impose investment minimums higher than those imposed by the funds. They may also charge for their services. There are no charges if you purchase your shares directly from the funds.

     The funds have the right to reject any purchase order, or limit or suspend the offering of their shares.

Buying Fund Shares
    o If you are buying shares directly from the funds, please refer to your Shareholder Manual for instructions on how to buy fund shares.
    o If you buy shares through bank trust departments or other fiduciary institutions, please consult your trust or investment officer.
    o If you buy shares through a broker, please consult your broker for purchase instructions.
    o If you buy shares through an account with a registered investment adviser or financial planner, please contact your investment adviser or planner.
    o If you buy shares of the funds through a retirement plan, please consult your plan documents or speak with your plan administrator.

Purchasing Shares through Exchange of Securities

     You may buy shares by delivering to the funds' custodian securities that meet that fund's investment objective and policies, have easily determined market prices and are otherwise acceptable. Exchanged securities must have a minimum aggregate value of $5,000. Securities are valued as of the date they are received by the funds. If you want to exchange securities for fund shares you should furnish a list with a full description of these securities. See the Shareholder Manual for detailed instructions.

SELLING SHARES
     You may redeem or sell shares of the funds on any business day. NO REDEMPTION REQUEST WILL BE PROCESSED UNTIL YOUR SHARES HAVE BEEN PAID FOR IN FULL. IF THE SHARES TO BE REDEEMED WERE PURCHASED BY CHECK, THE REDEMPTION PAYMENT WILL BE DELAYED UNTIL THE CHECK HAS BEEN COLLECTED. Telephone and internet redemption procedures are described in the Shareholder Manual.

     Redemption requests received in "proper form" before 4:00 p.m. New York time will be processed at that day's NAV. "Proper form" means that the fund has received your request, all shares are paid for, and all documentation along with any required signature guarantees, are included. The funds normally pay redemption proceeds by check on the next business day to the address of record. Payment will be by wire if you specified this option on your account application. Wire redemptions from the Wright U.S. Treasury Money Market Fund received before noon will be forwarded that afternoon.

     To sell or redeem shares, please refer to your Shareholder Manual or contact your trust officer, adviser or plan administrator for more information.

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                           Redemption Proviso

In times of drastic economic or market conditions, you may have difficulty selling shares by telephone or the internet. These redemption options may be modified or terminated without notice to shareholders.

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Redemptions  In-Kind

     Although the funds expect to pay redemptions in cash, they reserve the right to redeem shares in-kind by giving shareholders readily marketable postfolio securities instead of cash. This is done to protect the interests of remaining shareholders. If this occurs, you will incur transaction costs if you sell the securities.

Involuntary Redemption

     If your account falls below $500 a fund may redeem your shares. You will receive notice 60 days before this happens. Your account will not be redeemed if the balance is below the minimum due to investment losses.

EXCHANGING SHARES

     Shares of the funds may be exchanged for shares of the same class of any other fund described in this prospectus. You may also exchange shares for shares of The Wright EquiFund Equity Trust. The exchange of shares results in the sale of one fund's shares and the purchase of another, normally resulting in a gain or loss and is therefore a taxable event for you.

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                                  Market-Timers

The funds believe that use of the exchange privilege by investors utilizing market-timing strategies adversely affects other fund shareholders. Therefore, each fund generally will not honor requests for exchanges by shareholders who identify themselves or are identified as "market-timers." Market-timers are identified as those investors who repeatedly make exchanges within a short period. The funds do not automatically redeem shares that are the subject of a rejected exchange request.

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DIVIDENDS AND TAXES
-------------------------------------------------------------------------------
Dividends and Distributions

     Unless you tell us that you want to receive your distributions in cash, they are reinvested automatically in fund shares. The funds generally make two different kinds of distributions:

    o Capital gains from the sale of portfolio securities held by a fund. Each fund will distribute any net realized capital gains annually, normally in December. Capital gains are the main source of distributions paid by the equity funds.
    o Net investment income from interest or dividends received on securities held by a fund. Net investment income is the primary source of dividends paid by the bond and money market funds.

      The funds will distribute their investment income as follows:
                                                         Distributions of
         Fund                                        Net Investment Income
-------------------------------------------------------------------------------
         Wright Selected Blue Chip Equities Fund              Quarterly
         Wright Junior Blue Chip Equities Fund
         Wright Major Blue Chip Equities Fund
-------------------------------------------------------------------------------
         Wright International Blue Chip Equities Fund          Annually
-------------------------------------------------------------------------------
         Wright U.S. Treasury Fund               Declared Daily - Paid Monthly
         Wright U.S. Government Near Term Fund
         Wright Total Return Bond Fund
         Wright Current Income Fund
         Wright U.S. Treasury Money Market Fund

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                                Tax Considerations

Unless your investment is in a tax-deferred account you may want to avoid:
 o Investing in a fund near the end of its fiscal year. If the fund makes a capital gains distribution you will receive some of your investment back as a taxable distribution.
 o Selling shares at a loss for tax purposes and then making an identical investment within 30 days. This results in a "wash sale" and you will not be allowed to claim a tax loss.

-----END SIDE BAR TEXT-----

Tax Consequences

Buying, selling, holding or exchanging mutual fund shares may result in a gain or a loss and is a taxable event. Distributions, whether received in cash or additional fund shares are subject to federal income tax.

         Transaction                        Tax Status
-------------------------------------------------------------------------------
         Income dividends                   Ordinary income
         Short-term capital gains           Ordinary income
         Long-term capital gains            Capital gains

The Wright International Blue Chip Equities Fund may be subject to foreign withholding taxes or other foreign taxes on some of its foreign investments. This will reduce the yield or total return on those investments

     Your investment in the funds could have additional tax consequences. Please consult your tax advisor on state, local or other applicable tax laws.

Managing the Funds
-------------------------------------------------------------------------------
     Wright Investors' Service, Inc. manages the investments of the funds and portfolios. Wright is located at 1000 Lafayette Boulevard, Bridgeport, CT 06604.

     Wright receives a monthly advisory fee for its services. The table below lists the advisory fee rates paid for the fiscal year ended December 31, 1998:

                                                          Fee Paid
      Fund                                  as a % of average daily net assets)
-------------------------------------------------------------------------------
      Wright Selected Blue Chip Equities Fund                0.00%
      Wright Junior Blue Chip Equities Fund                  0.00%
      Wright Major Blue Chip Equities Fund                   0.00%
      Wright International Blue Chip Equities Fund           0.00%
      Wright U.S. Treasury Fund                              0.00%
      Wright U.S. Government Near Term Fund                  0.00%
      Wright Total Return Bond Fund                          0.00%
      Wright Current Income Fund                             0.00%
      Wright U.S. Treasury Money Market Fund                 0.00%


Investment Committee

     An investment committee of senior officers controls the investment selections, policies and procedures of the funds and the portfolios. These officers are experienced analysts with different areas of expertise, and have over 195 years of combined service with Wright. The investment committee consists of the following members:

         Committee Member           Title                                                    Joined Wright in
--------------------------------------------------------------------------------------------------------------
         Peter M. Donovan, CFA      President and Chief Executive Officer                          1966
         Judith R. Corchard         Chairman of the investment committee                           1960
                                    Executive Vice President - Investment Management
         Jatin J. Mehta, CFA        Chief Investment Officer - U.S. Equities                       1969
         Harivadan K. Kapadia, CFA  Senior Vice President - Investment Analysis and Information    1969
         Michael F. Flament, CFA    Senior Vice President - Investment and Economic Analysis       1972
         James P. Fields, CFA       Senior Vice President - Fixed Income Investments               1982
         Amit S. Khandwala          Senior Vice President - International Investments              1986
         Charles T. Simko, Jr., CFA Senior Vice President - Investment Research                    1985


Portfolio Turnover

     The funds may sell a portfolio security regardless of how long the security has been held. The funds do not intend to engage in trading for short-term profits. However, portfolio turnover rates will vary. In the past turnover rates have exceeded and in the future may exceed 100%. A turnover rate of 100% means the securities owned by a fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the funds and in higher net taxable gains for you as an investor, and will reduce the funds' returns.

Year 2000 Readiness

     Mutual funds and businesses around the world could be adversely affected if computers do not properly process date-related information after the year 2000. Wright is addressing this issue and is getting reasonable assurances from the funds' other major service providers that they too are addressing these issues to preserve the smooth functioning of the funds' trading, pricing, shareholder account, custodial and other operations. Wright is also investigating the vulnerability to year 2000 problems of companies in which the funds or portfolios invest.

     These computer problems could also adversely affect the funds' investments. Improperly functioning computers may disrupt securities markets or result in overall economic uncertainty. Individual companies may also be adversely affected by the cost of fixing their computers, which could be substantial. There is no guarantee that all problems will be avoided.

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                                 Administrator

Eaton Vance Management serves as the funds' administrator and is responsible for managing their daily business affairs. Eaton Vance's services include operating the funds' order room, recordkeeping, preparing and filing documents required to comply with federal and state securities laws, supervising the activities of the funds' custodian and transfer agent, providing assistance in connection with the trustees' and shareholders' meetings and other necessary administrative services.

-----END SIDE BAR TEXT-----

DISTRIBUTION AND SERVICE PLANS
     The funds have adopted a 12b-1 plan permitting them to pay a fee to finance the distribution of their shares. Wright Investors' Service Distributors, Inc. (WISDI), the principal underwriter and distributor of the funds' shares, receives a distribution fee of 0.25% of the average daily net assets of the Standard Share class's average daily net assets. Because this fee is paid on an ongoing basis, it may cost you more than other types of sales charges over time.

-----SIDE BAR TEXT-----
                                Service Plans

Each fund, except for the Wright U.S. Treasury Money Market Fund, has adopted a service plan. This plan allows each fund to reimburse WISDI for payments to intermediaries for providing account administration and personal and account maintenance services to shareholders of the funds. The combined annual service and 12b-1 plan fee may not exceed 0.25% of the average daily net assets of each class of shares.

-----END SIDE BAR TEXT-----

MASTER/FEEDER  FUND STRUCTURE

    If the trustees determine that it is in the best interests of the fund, a fund may withdraw its investment in a portfolio at any time. In that event, the fund might transfer to another master fund or hire its own investment adviser. a withdrawal could result in the fund receiving an in-kind distribution of portfolio securities from the portfolio. In that case, the fund could incur brokerage, tax or other charges if it converted the securities to cash. In addition, an in-kind distribution could adversely affect the liquidity of the fund.

     The Wright Selected Blue Chip Equities Fund, Wright Junior Blue Chip Equities Fund, Wright International Blue Chip Equities Fund, Wright U.S. Treasury Fund, Wright U.S. Government Near Term Fund and Wright Current Income Fund are organized as "feeder" funds in a "master/feeder" structure. This means that the funds' assets are all invested in larger "master" portfolios of securities which have investment objectives and policies identical to those of the funds. All references to funds in this prospectus include the master portfolio in which each feeder fund invests all of its assets.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
These financial highlights will help you understand each fund's financial performance for the periods indicated. Certain information reflects financial results for a single fund share. Total return shows how much your investment in the fund increased or decreased during each period, assuming you reinvested all dividends and distributions. XXXXXXX, independent certified public accountants, audited this information. Their reports are included in the funds' annual report, which is available upon request.

Wright Investors' Service Distributors, Inc.
1000 Lafayette Boulevard, Bridgeport, CT 06604

Investment Company Act File Numbers:
------------------------------------------------------------------------------

The Wright Managed Equity Trust...........................811-03489
     Wright Selected Blue Chip Equities Fund
     Wright Junior Blue Chip Equities Fund
     Wright Major Blue Chip Equities Fund
     Wright International Blue Chip Equities Fund
The Wright Managed Income Trust...........................811-03668
     Wright U.S. Treasury Fund
     Wright U.S. Government Near Term Fund
     Wright Total Return Bond Fund
     Wright Current Income Fund
     Wright U.S. Treasury Money Market Fund


FOR MORE INFORMATION

     Additional information about the funds' investments is available in the funds' semi-annual and annual reports to shareholders. The funds' annual report contains a discussion of the market conditions and investment strategies that affected the funds' performance over the past year.

     You may want to read the statement of additional information (SAI) for more information on the funds and the securities they invest in. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

     You can get free copies of the semi-annual and annual reports and the SAI, request other information or get answers to your questions about the funds by writing or calling:

    Wright Investors' Service Distributors, Inc.
    1000 Lafayette Boulevard
    Bridgeport, CT 06604
    (800) 888-9471
    E-mail:  funds@wrightinvestors.com

     Copies of documents and application forms can be viewed and downloaded from Wright's website: www.wrightinvestors.com.

     Text-only versions of fund documents can be viewed online or downloaded from the SEC's web site at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington DC. For information on the operation of the Public Reference Room, call (800) SEC-0330. Copies of documents may also be obtained by sending your request and the appropriate fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

                                            STATEMENT OF ADDITIONAL INFORMATION
                                                                STANDARD SHARES
                                                           INSTITUTIONAL SHARES
                                                            MONEY MARKET SHARES
                                                                    May 1, 1999


                  THE WRIGHT MANAGED BLUE CHIP INVESTMENT FUNDS
-------------------------------------------------------------------------------

                         THE WRIGHT MANAGED EQUITY TRUST
                     Wright Selected Blue Chip Equities Fund
                      Wright Junior Blue Chip Equities Fund
                      Wright Major Blue Chip Equities Fund
                  Wright International Blue Chip Equities Fund

                                       and


                         THE WRIGHT MANAGED INCOME TRUST
                            Wright U.S. Treasury Fund
                      Wright U.S. Government Near Term Fund
                          Wright Total Return Bond Fund
                           Wright Current Income Fund
                     Wright U.S. Treasury Money Market Fund


                                24 Federal Street
                           Boston, Massachusetts 02110

-------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                 Page


The Funds and their Investment Objectives and Policies.....        2
         The Wright Managed Equity Trust ..................        2
         The Wright Managed Income Trust...................        4
Additional Investment Policies and Other Information.......        6
Additional Information about the Trusts and the
 Portfolio Trust...........................................       11
Investment Restrictions....................................       12
Officers and Trustees......................................       13
Control Persons and Principal Holders of Shares............       15
Investment Advisory and Administrative Services............       17
Custodian..................................................       19
Independent Certified Public Accountants...................       19
Brokerage Allocation.......................................       19
Pricing of Shares..........................................       20
Principal Underwriter......................................       21
Service Plans..............................................       23
Calculation of Performance and Yield Quotations............       23
Taxes......................................................       25
Financial Statements.......................................       26
APPENDIX...................................................       27


This combined Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the current combined Prospectus of the Funds in The Wright Managed Equity Trust and The Wright Managed Income Trust (the "Trusts"), dated May 1, 1999, as supplemented from time to time, which is incorporated herein by reference. A copy of the Prospectus may be obtained without charge from Wright Investors' Service Distributors, Inc., 1000 Lafayette Boulevard, Bridgeport, Connecticut 06604 (Telephone: (800) 888-9471) or from the World Wide Web site (http://www.wrightinvestors.com). Although each Fund offers only its shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Statement of Additional Information regarding another Fund because the Funds use this combined Statement of Additional Information. The Trustees of the Trusts have considered this factor in approving the use of a combined Statement of Additional Information.





THE FUNDS AND THEIR INVESTMENT OBJECTIVES AND POLICIES


     The investment objective of each Fund and its investment policies are set forth below. There can be no assurance that a Fund will achieve its investment objective. The market price of securities held by the Funds and the net asset value of each Fund's shares will fluctuate in response to stock or bond market developments and, for WIBC, currency rate fluctuations. Capitalized terms used herein shall have the same meaning as in the Prospectus.


THE WRIGHT MANAGED EQUITY TRUST

     The Wright Managed Equity Trust (the "Equity Trust") consists of four equity funds: Wright Selected Blue Chip Equities Fund (WBC), Wright Major Blue Chip Equities Fund (WMBC), Wright Junior Blue Chip Equities Fund (WJBC), and Wright International Blue Chip Equities Fund (WIBC) (the "Equity Funds").

     The objective of each Equity Fund is to provide long-term growth of capital and at the same time earn reasonable current income, Securities selected for each Fund or Portfolio are drawn from an investment list prepared by Wright Investors' Service, Inc. ("Wright" or "Investment Adviser"), and known as The Approved Wright Investment List (the "AWIL"). The Approved Wright Junior Blue Chip List (the "AWJBCL"), and the International Approved Wright Investment List (the "International AWIL").

     All companies on the AWIL, AWJBCL, or International AWIL are, in the opinion of Wright, soundly financed "Blue Chips" with established records of earnings profitability and equity growth. All have established investment acceptance and active, liquid markets for their publicly owned shares.

     APPROVED WRIGHT INVESTMENT LIST ((AWIL). Wright systematically reviews about 3,000 U. S. companies in its proprietary database in order to identify those which, on the basis of at least five years of audited records, pass the minimum standards of prudence (e.g., the value of the company's assets and shareholders' equity exceeds certain minimum standards and its operations have been profitable during the last three years) and thus are suitable for consideration by fiduciary investors. Companies which meet these requirements (about 1,700 companies) are considered by Wright to be of "investment grade." They may be large or small, may have their securities traded on exchanges or over the counter, and may include companies not currently paying dividends on their shares. These companies are then subjected to extensive analysis and evaluation in order to identify those which meet Wright's 32 fundamental standards of investment quality. Only those companies meeting or exceeding these standards are assigned a Wright Quality Rating and are eligible for selection by the Wright Investment Committee for inclusion in the AWIL. The AWIL will normally be made of about 350 companies.

     WRIGHT SELECTED BLUE CHIP EQUITIES FUND (WBC). This Fund seeks to achieve its investment objective by investing substantially all of its assets in a corresponding Portfolio that has the same investment objective as the Fund. Selected Blue Chip Equities Portfolio ("SBCP") seeks to enhance total investment return (consisting of price appreciation plus income) by providing active management of equity securities of well-established companies meeting strict quality standards. Equity securities are limited to those companies whose current operations reflect defined, quantified characteristics which have been identified by Wright as being likely to provide comparatively superior total investment return. The process selects companies from the quality companies on the AWIL on the basis of Wright's evaluation of their recent valuation and price/earnings momentum. These selections are further reviewed to determine those that have the best value in terms of current price and current, as well as forecasted, earnings. Capitalization of companies selected is not a consideration. Companies may be small or large. Investments are equally weighted. Professional investment personnel would characterize Wright Selected Blue Chip Equities Fund as a growth fund with a value bias.

     The disciplines which determine sale include preventing individual holdings from exceeding 2-1/2 times their normal value position in this Portfolio, preventing the retention of the securities of any company which no longer meets the standards of the AWIL, and portfolio holdings which cease to meet the outlook criteria described above. The disciplines which determine purchase provide that new funds, income from securities currently held, and proceeds of sales of securities will be used to increase those positions which at current market values are the further below their normal target values and to purchase companies which become eligible for the portfolio.

     The Portfolio will, under normal market conditions, invest at least 80% of its net assets in Selected Blue Chip equity securities, including common stocks, preferred stocks and securities convertible into stock. This is a fundamental policy that can only be changed with shareholder approval. However, for temporary defensive purposes the Portfolio may hold cash or invest more than 20% of its net assets in the short-term debt securities described under "Additional Investment Policies and Other Information Defensive Investments."

     WRIGHT MAJOR BLUE CHIP EQUITIES FUND (WMBC) . This Fund seeks to enhance total investment return (consisting of price appreciation plus income) by providing management of a broadly diversified portfolio of equity securities of larger well-established companies meeting strict quality standards. The Fund will, through continuous professional investment supervision by Wright, pursue these objectives by investing in a diversified portfolio of common stocks of what are believed to be high-quality, well-established and profitable companies.

     The Fund will, under normal market conditions, invest at least 80% of its net assets in equity securities, including common stocks, preferred stocks and securities convertible into stock. This is a fundamental policy that can only be changed with shareholder approval. However, for temporary defensive purposes the Fund may hold cash or invest more than 20% of its net assets in the short-term debt securities described under "Additional Investment Policies and Other Information - Defensive Investments."

     This Fund is quality oriented and is suitable for a total equity account or as a base portfolio for accounts with multiple objectives. Investment, except for temporary defensive investments, will be made solely in larger companies on the AWIL. In selecting companies from the AWIL for this portfolio, the Investment Committee of Wright selects, based on quantitative formulae, those companies which are expected to do better over the intermediate term. The quantitative formulae taken into consideration factors such as over/under valuation and compatibility with current market trends. Investments in the portfolio are equally weighted in the selected securities. Companies selected may be expected to have capitalization characteristics similar to companies included in the Standard & Poor's 500 Composite Stock Index.

     The disciplines which determine sale include preventing individual holdings from exceeding 2-1/2 times their normal value position in this Fund and requiring the sale of the securities of any company which no longer meets the standards of the AWIL. Also, portfolio holdings which fall in the unfavorable category based on the quantitative formulae described above are generally sold. The disciplines which determine purchase provide that new funds, income from securities currently held, and proceeds of sales of securities will be used to increase those positions which at current market are the furthest below their normal target values and to purchase companies which become eligible for the portfolio as described above.

     THE APPROVED WRIGHT JUNIOR BLUE CHIP LIST (the "AWJBCL") . During its review of U.S. companies for the AWIL, Wright identifies smaller quality companies for inclusion on the Approved Wright Junior Blue Chip List. This selection process uses a slightly different set of 32 fundamental standards of investment quality which allows a lower market capitalization than is acceptable for the AWIL but applies a higher standard to profitability and growth characteristics. See the Appendix below for a more detailed explanation of Wright Quality Ratings.

     WRIGHT JUNIOR BLUE CHIP EQUITIES FUND (WJBC) . This Fund seeks to achieve its investment objective by investing substantially all of its assets in a corresponding Portfolio that has the same investment objective as the Fund. Junior Blue Chip Equities Portfolio ("JBCP") seeks to enhance total investment return (consisting of price appreciation plus income) by providing management of equity securities of smaller companies still experiencing their rapid growth period. Equity securities of companies which have not only a strong balance sheet but also strong recent earnings and price momentum are selected from the AWJBCL. Investments are equally weighted.

     The Portfolio will, under normal market conditions, invest at least 80% of its net assets in Junior Blue Chip equity securities, including common stocks, preferred stocks and securities convertible into stock. This is a fundamental policy that can only be changed with shareholder approval. However, for temporary defensive purposes the Portfolio may hold cash or invest more than 20% of its net assets in the short-term debt securities described under "Additional Investment Policies and Other Information - Defensive Investments."

     Somewhat higher volatility of market pricing and greater variability of individual stock investment returns can be expected in this Fund as compared to either Wright Major Blue Chip Equities Fund or Wright Selected Blue Chip Equities Fund, which invest in larger companies.

     THE INTERNATIONAL APPROVED WRIGHT INVESTMENT LIST (INTERNATIONAL AWIL) . Wright systematically reviews approximately 12,500 non-U.S. companies from 46 countries contained in the Worldscope(R) database in order to identify those which, on the basis of at least five years of audited records, pass the minimum standards of prudence (e.g., the value of the companies assets and shareholders' equity exceeds certain minimum standards and its operations have been profitable during the last three years) and thus are suitable for consideration by fiduciary investors. Companies which meet these requirements (about 3,800 companies) are considered by Wright to be suitable for prudent investment. They may be large or small, may have their securities traded on exchanges or over the counter, and may include companies not currently paying dividends on their shares. These approximately 3,800 companies are then subjected to extensive analysis and evaluation in order to identify those which meet Wright's 32 fundamental standards of investment quality. Only those companies meeting or exceeding these standards (a subset of the 3,800 companies considered for prudent investment) are assigned a Wright Quality Rating and are eligible for selection by the Wright Investment Committee for inclusion in the International AWIL.

     WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND (WIBC) . This Fund seeks to achieve its investment objective by investing substantially all of its assets in a corresponding Portfolio that has the same investment objective by investing substantially all of its assets in a corresponding Portfolio that has the same investment objective as the Fund. International Blue Chip Equities Portfolio ("IBCP") seeks to enhance total investment return (consisting of price appreciation plus income) by providing active management of a broadly diversified portfolio of equity securities of well-established, non-U.S. companies meeting strict quality standards. The Portfolio will, through continuous professional investment supervision by Wright, pursue these objectives by investing in a diversified portfolio of equity securities of high-quality, well-established and profitable non-U.S. companies having their principal business activities in at least three different countries outside the United States.

     The Portfolio will, under normal market conditions, will invest at least 80% of its net assets in International Blue Chip equity securities, including common stocks, preferred stocks and securities convertible into stock. This is a fundamental policy that can only be changed with shareholder approval. International Blue Chip equity securities are those which are included in the International AWIL, as described above. However, for temporary defensive purposes the Portfolio may hold cash or invest more than 20% of its net assets in the short-term debt securities described under "Additional Investment Policies and Other Information -- Defensive Investments."

     That Portfolio may purchase equity securities traded on a securities market of the country in which the company is located or other foreign securities exchanges, or it may purchase American Depositary Receipts ("ADRs") traded in the United States. Purchases of shares of the Fund are suitable for investors wishing to diversify their portfolios by investing in non-U.S. companies or for investors who simply wish to participate in non-U.S. investments. Although the Fund's and the Portfolio's net asset values will be calculated in U.S. dollars, fluctuations in foreign currency exchange rates may affect the value of an investment in the Portfolio and the Fund.

     The disciplines which determine sale include disposing of equity securities of any company which no longer meets the quality standards of the International AWIL. The disciplines which determine purchase provide that new funds, income from the securities held by the Portfolio and proceeds of sales of the securities held by the Portfolio will be used to increase those positions which at current market value are the furthest below their normal target values.

THE WRIGHT MANAGED INCOME TRUST

     The Wright Managed Income Trust (the "Income Trust") consists of four fixed income funds, Wright U.S. Treasury Fund (WUSTB), Wright U.S. Government Near Term Fund (WNTB), Wright Total Return Bond Fund (WTRB), and Wright Current Income Fund (WCIF) (the "Income Funds"), and a money market fund, Wright U.S. Treasury Money Market Fund.

     Each Fund seeks to achieve its objective through the investment policies described below.

     WRIGHT U.S. TREASURY FUND (WUSTB) . This Fund seeks to achieve its investment objective by investing substantially all of its assets in a corresponding Portfolio that has the same investment objective as the Fund. U.S. Treasury Portfolio ("USTP") invests in U.S. Treasury bills, notes and bonds. Under normal market conditions, the Portfolio will invest substantially all, but in any case at least 65%, of its total assets in such U.S. Treasury obligations and in repurchase agreements with respect to such obligations.
The Portfolio will not invest in mortgage-related securities.

     WRIGHT U.S. GOVERNMENT NEAR TERM Fund (WNTB) . This Fund seeks to achieve its investment objective by investing substantially all of its assets in a corresponding Portfolio that has the same investment objective as the Fund. U.S. Government Near Term Portfolio ("USGNTP") invests in U.S. Government obligations with an average weighted maturity of less than five years. This Fund is designed to appeal to the investor seeking a high level of income that is normally somewhat less variable and normally somewhat higher than that available from short-term U.S. Government money market securities and who is also seeking to limit fluctuation of capital (i.e. compared with longer term U.S. Government securities). The U.S. Government securities in which the Portfolio may invest include direct obligations of the U.S. Government, such as bills, notes and bonds issued by the U.S. Treasury; obligations of U.S. Government agencies and instrumentalities secured by the full faith and credit of the U.S. Treasury, such as securities, including pass-through securities, of the Government National Mortgage Association (GNMA) or the Export-Import Bank; obligations secured by the right to borrow from the U.S. Treasury, such as securities issued by the Federal Financing Bank or the Student Loan Marketing Association; and obligations backed only by the credit of the government agency itself, such as securities of the Federal Home Loan Bank, the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC).

     The Portfolio may enter into repurchase agreements with respect to any securities in which it may invest.

     WRIGHT TOTAL RETURN BOND FUND (WTRB) . The Fund invests in bonds or other high-grade debt securities selected by the Investment Adviser with a weighted average maturity that, in the Investment Adviser's judgment, produces the best total return, i.e., the highest total of ordinary income plus capital appreciation. There are no limits on the minimum or maximum weighted average maturity of the Fund's portfolio or on the maturity of any individual security. Accordingly, investment selections may differ depending on the particular phase of the interest rate cycle. Assets of this Fund may be invested in U.S. Government and agency obligations, certificates of deposit of federally insured banks and corporate obligations rated at the date of investment "A" or better (high grade) by Standard & Poor's Ratings Group ("S&P") or by Moody's Investors Service, Inc. ("Moody's") or, if not rated by such rating organizations, of comparable quality as determined by Wright pursuant to guidelines established by the Trustees. In any case, they must also meet Wright Quality Rating Standards. The Fund will dispose of securities downgraded below A.

     WRIGHT CURRENT INCOME FUND (WCIF) . This Fund seeks to achieve its investment objective by investing substantially all of its assets in a corresponding Portfolio that has the same investment objective as the Fund. Current Income Portfolio ("CIP") invests primarily in debt obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, mortgage-related securities of governmental or corporate issuers and corporate debt securities. The U.S. Government securities in which the Portfolio may invest include direct obligations of the U.S. Government, such as bills, notes, and bonds issued by the U.S. Treasury; obligations of U.S. Government agencies and instrumentalities secured by the full faith and credit of the U.S. Treasury, such as securities of GNMA or the Export-Import Bank; obligations secured by the right to borrow from the U.S. Treasury, such as securities issued by the Federal Financing Bank or the Student Loan Marketing Association; and obligations backed only by the credit of the government agency itself, such as securities of Federal Home Loan Bank, FNMA and FHLMC.

     The Portfolio may invest in mortgage-related securities issued by certain of the agencies or federally chartered corporations listed above. These include mortgage-backed securities of GNMA, FNMA and FHLMC, debentures and short-term notes issued by FNMA and collateralized mortgage obligations issued by FHLMC. The Portfolio expects to concentrate its investments in Ginnie Mae pass-through securities guaranteed by the Government National Mortgage Association (GNMA or Ginnie Mae). These securities are backed by a pool of mortgages which pass through to investors the principal and interest payments of homeowners. Ginnie Mae guarantees that investors will receive timely principal payments even if homeowners do not make their mortgage payments on time. See "Additional Investment Policies and Other Information -- Mortgage-Related Securities" below.

     The corporate debt securities in which the Portfolio may invest include commercial paper and other short-term instruments rated A-1 by S&P or P-1 by Moody's. The Portfolio may invest in unrated debt securities if these are determined by Wright pursuant to guidelines established by the Trustees to be of a quality comparable to that of the rated securities in which the Portfolio may invest. All of the corporate debt securities purchased by the Portfolio must meet Wright Quality Rating Standards.

     The Portfolio may enter into repurchase agreements with respect to any securities in which it may invest.

     WRIGHT U.S. TREASURY MONEY MARKET FUND (WTMM) . The Fund's objective is to provide as high a rate of current income as possible consistent with the preservation of capital and maintenance of liquidity. The Fund will pursue its objective by investing exclusively in securities of the U.S. Government and its agencies that are backed by the full faith and credit of the U.S. Government ("U.S. Treasury securities") and in repurchase agreements relating to such securities. At least 80% of the Fund's assets will be invested in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance. Up to 20% of the Fund's net assets may be held in cash or invested in repurchase agreements. However, at the present time, the Fund intends to invest only in U.S. Treasury bills, notes and bonds and does not intend to invest in repurchase agreements.

     The Fund will limit its portfolio to investments maturing in 13 months or less and maintains a weighted average maturity of not more than 90 days. The Fund will seek to maintain a net asset value of $1.00 per share, but there is no assurance that the Fund will be able to do so. The yield of the Fund will fluctuate in response to changes in market conditions and interest rates.

     The Fund will limit its investments to legal investments and investment practices for federal credit unions as set forth in the Federal Credit Union Act and the National Credit Union Administration Regulations. The Fund will provide all federal credit union shareholders of record with sixty (60) days' written notice prior to changing such investment policy.

                                  * * *

     None of the Funds is intended to be a complete investment program, and the prospective investor should take into account its objectives and other investments when considering the purchase of any Fund's shares. The Funds cannot eliminate risk or assure achievement of their objectives.


ADDITIONAL INVESTMENT POLICIES AND OTHER INFORMATION


     The Equity Trust, the Income Trust and the Portfolio Trust have adopted certain fundamental investment restrictions which are enumerated below and which may be changed as to a Fund or Portfolio only by the vote of a majority of the Fund's or the Portfolio's outstanding voting securities. Except for such enumerated restrictions and as otherwise indicated herein, the investment objective and policies of each Fund and Portfolio are not fundamental polices and accordingly may be changed by the Trustees of each Trust and the Portfolio Trust without obtaining the approval of a Fund's shareholders or the investors in the corresponding Portfolio, as the case may be. If any changes were made in a Fund's investment objective, the Fund might have investment objectives different from the objective which an investor considered appropriate at the time the investor became a shareholder in the Fund.


     The  use of the  term  "Fund"  or  "Funds"  in  the  following  "Additional
Investment   Policies  and  Other   Information"  is  intended  to  include  the
corresponding Portfolios, except as noted.

     U.S. GOVERNMENT, AGENCY AND INSTRUMENTALITY SECURITIES - U.S. Government securities are issued by the Treasury and include bills, certificates of indebtedness, notes, and bonds. Agencies and instrumentalities of the U.S. Government are established under the authority of an act of Congress and include, but are not limited to, GNMA, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, and FNMA.


      REPURCHASE AGREEMENTS - Each of the Funds may enter into repurchase agreements to the extent permitted by its investment policies. A Fund may enter into repurchase agreements only with large, well-capitalized banks or government securities dealers that meet Wright credit standards.


     Repurchase Agreements involve purchase of U.S. Government securities or of other high-quality, short-term debt obligations. At the same time a Fund purchases the security, it resells it to the vendor (a member bank of the Federal Reserve System or recognized securities dealer), and is obligated to redeliver the security to the vendor on an agreed-upon date in the future. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for a Fund to earn a return on cash which is only temporarily available. A Fund's risk is the ability of the vendor to pay an agreed-upon sum upon the delivery date, and the Trust believes the risk is limited to the difference between the market value of the security and the repurchase price provided for in the repurchase agreement. However, bankruptcy or insolvency proceedings affecting the vendor of the security which is subject to the repurchase agreement, prior to the repurchase, may result in a delay in a Fund being able to resell the security.

     In all cases when entering into repurchase agreements with other than FDIC insured depository institutions, the Funds will take physical possession of the underlying collateral security, or will receive written confirmation of the purchase of the collateral security and a custodial or safekeeping receipt from a third party under a written bailment for hire contract, or will be the recorded owner of the collateral security through the Federal Reserve Book-Entry System.

     CERTIFICATES OF DEPOSIT - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable.

     BANKERS' ACCEPTANCES - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     COMMERCIAL PAPER - refers to promissory notes issued by corporations in order to finance their short-term credit needs.

     FINANCE COMPANY PAPER - refers to promissory notes issued by finance companies in order to finance their short-term credit needs.

     CORPORATE OBLIGATIONS - include bonds and notes issued by corporations in order to finance longer-term credit needs.

     FOREIGN SECURITIES - WIBC may invest in foreign securities. Investing in securities of foreign governments or securities issued by companies whose principal business activities are outside the United States may involve significant risks not associated with domestic investments. It is anticipated that in most cases, the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the U.S. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S. Securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the U.S. and may be non-negotiable. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers and listed companies than in the U.S.

     The limited liquidity of certain foreign markets in which the Fund may invest may affect the Fund's ability to accurately value its assets invested in such market. In addition, the settlement systems of certain foreign countries are less developed than the U.S., which may impede the Fund's ability to effect portfolio transactions. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in exchange control regulations, expropriation or confiscatory taxation, limitation on removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the U.S.

     FOREIGN CURRENCY EXCHANGE TRANSACTIONS. WIBC may engage in foreign currency exchange transactions. Investments in securities of foreign governments and companies whose principal business activities are located outside of the United States will frequently involve currencies of foreign countries. In addition, assets of the Fund may temporarily be held in bank deposits in foreign currencies during the completion of investment programs. Therefore, the value of the Fund's assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Although the Fund values its assets daily in U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. The Fund will convert currency on a spot basis from time to time and will incur costs in connection with such currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund does not intend to speculate in foreign currency exchange rates.

     As an alternative to spot transactions, the Fund may enter into contracts to purchase or sell foreign currencies at a future date ("forward" contracts) or purchase currency call or put options. A forward contract involves an obligation to purchase or sell a specific currency at a future date and price fixed by agreement between the parties at the time of entering into the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally involves no deposit requirement and no commissions are charged at any stage for trades. The Fund intends to enter into such contracts only on net terms. The purchase of a put or call option is an alternative to the purchase or sale of forward contracts and will be used if the option premiums are less then those in the forward contract market.

     The Fund may enter into forward contracts only under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security quoted or dominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. This is accomplished by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction ("transaction hedging"). Such forward contract transactions will enable the Fund to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date of payment for the security.

     Second, when the Fund's investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of the securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. The future value of such securities in foreign currencies will change as a consequence of fluctuations in the market value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency exchange rates and the implementation of a short-term hedging strategy are highly uncertain. As an operating policy, the Fund does not intend to enter into forward contracts for such hedging purposes on a regular or continuous basis, and will not do so if, as a result, more than 50% of the value of the Fund's total assets would be committed to the consummation of such contracts. The Fund will also not enter into such forward contracts or maintain a net exposure to such contracts if the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

     The Fund's custodian will place cash or liquid securities in a segregated account. The amount of such segregated assets will be at least equal to the value of the Fund's total assets committed to the consummation of forward contracts involving the purchase of forward currency. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

     The Fund generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the Fund may elect to sell the portfolio security and make delivery of the foreign currency. Alternatively, the Fund may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an identical offsetting contract from the same currency trader.

     It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the Fund intends to sell the security and the market value of the security is less than the amount of foreign currency that the Fund is obligated to deliver. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency that the Fund is obligated to deliver.

     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been a change in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward contract prices decline during the period between the date the Fund enters into a forward contract for the sale of the foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward contract prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The Fund will not speculate in forward contracts and will limit its use of such contracts to the transactions described above. Of course, the Fund is not required to enter into such transactions with respect to its portfolio securities and will not do so unless deemed appropriate by its investment adviser. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the Fund can achieve at some future time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might be realized if the value of such currency increases.


     "FORWARD COMMITMENTS AND WHEN-ISSUED" SECURITIES . Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

     Securities are frequently offered on a "when-issued" basis. When so offered, the price, which is generally expressed in terms of yield to maturity, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities may take place at a later date. Normally, the settlement date occurs 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are fixed at the time a Fund enters into the purchase commitment. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is intended that the Funds will be fully invested to the extent practicable and subject to the policies stated above. While forward commitments and when-issued securities may be sold prior to the settlement date, it is intended that such securities will be purchased for a Fund with the purpose of actually acquiring them unless a sale appears to be desirable for investment reasons. At the time a commitment to purchase securities on a when-issued basis is made for a Fund, the transaction will be recorded and the value of the security reflected in determining the Fund's net asset value. The Trust will establish a segregated account in which a Fund that purchases securities on a when-issued basis will maintain cash and liquid securities equal in value to commitments for when-issued securities. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will at least equal the amount of a Fund's when-issued commitments. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. Securities purchased on a when-issued basis and the securities held by a Fund are subject to changes in value based upon the public's perception of the credit worthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the market value of the Fund's net assets than if cash were solely set aside to pay for when-issued securities.

     DEFENSIVE INVESTMENTS . During periods of unusual market conditions, when Wright believes that investing for temporary defensive purposes is appropriate, all or a portion of each Fund's or Portfolio's assets may be held in cash or invested in short-term obligations. Short-term obligations include but are not limited to short-term obligations issued or guaranteed as to interest and principal by the U.S. Government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities); commercial paper which at the date of investment is rated A-1 by S&P or P-1 by Moody's, or, if not rated by such rating organizations, is deemed by Wright pursuant to procedures established by the Trustees to be of comparable quality; short-term corporate obligations and other debt instruments which at the date of investment are rated AA or better by S&P or Aa or better by Moody's or, if unrated by such rating organizations, are deemed by Wright pursuant to procedures established by the Trustees to be of comparable quality; and certificates of deposit, bankers' acceptances and time deposits of domestic banks which are determined to be of high quality by Wright pursuant to procedures established by the Trustees. The Funds may invest in instruments and obligations of banks that have other relationships with the Funds, the Portfolios, Wright or Eaton Vance Management, the Trusts' Administrator ("Eaton Vance" or "Administrator"). No preference will be shown towards investing in banks which have such relationships.

     MORTGAGE-RELATED SECURITIES . WTRB and WCIF may invest in mortgage-related securities, including collateralized mortgage obligations ("CMOs") and other derivative mortgage-related securities. These securities will either be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, supported by mortgage collateral that is insured, guaranteed or otherwise backed by the U.S. Government or its agencies or instrumentalities. The Funds do no invest in the residual classes of CMOs, stripped mortgage-related securities, leveraged floating rate instruments or indexed securities.

     Mortgage-related securities represent participation interests in pools of adjustable and fixed mortgage loans. Unlike conventional Debt obligations, mortgage-related securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-related securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest and prepayment rate scenarios, a Fund may fail to recover the full amount of its investment in mortgage-related securities purchased at a premium, notwithstanding any direct or indirect governmental or agency guarantee. The Fund may realize a gain on mortgage-related securities purchased at a discount. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-related securities are less effective than conventional bonds in "locking in" a specified interest rate. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-related securities. Extending the average life of a mortgage related security increases the risk of depreciation due to future increases in market interest rates.

     A Fund's investments in mortgage-related securities may include conventional mortgage pass-through securities and certain classes of multiple class CMOs. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. The CMO classes in which a Fund may invest include sequential and parallel pay CMOs, including planned amortization class ("PAC") and target amortization class ("TAC") securities.

     Different types of mortgage-related securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs, TACs and other senior classes of sequential and parallel pay CMOs involve less exposure to prepayment, extension and interest rate risk than other mortgage-related securities, provided that prepayment rates remain within expected prepayment ranges or "collars."


     LENDING PORTFOLIO SECURITIES. All of the Funds in the Equity Trust may seek to increase income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Securities and Exchange Commission, such loans are required to be secured continuously by collateral in cash or liquid assets held by the Fund's custodian and maintained on a current basis at an amount at least equal to the market value of the securities loaned, which will be marked to market daily. Cash equivalents include certificates of deposit, commercial paper and other short-term money market instruments. The Fund would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. The Fund would not have the right to vote any securities having voting rights during the existence of a loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment.


     During the existence of a loan, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest, if any, on investment of the collateral. However, the Fund may at the same time pay a transection fee to such borrowers and administrative expenses, such as finders' fees to third parties. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Investment Adviser to be of good standing and when, in the judgment of the Investment Adviser, the consideration which can be earned from securities loans of this type justifies the attendant risk. The financial condition of the borrower will be monitored by the Investment Adviser on an ongoing basis and collateral values will be continuously maintained at no less than 100% by "marking to market" daily. If the Investment Adviser decides to make securities loans, it is intended that the value of the securities loaned would no exceed 30% of the Fund's total assets.



ADDITIONAL INFORMATION ABOUT THE TRUSTS AND THE PORTFOLIO TRUST


     Unless otherwise defined herein, capitalized terms have the meaning given them in the Prospectus.

     Each Trust is an open-end, management investment company organized as a Massachusetts business trust. The Wright Managed Equity Trust was organized in 1982 and has the four series described herein. Each series offers two classes of shares - Standard Shares and Institutional Shares. The Wright Managed Income Trust was organized in 1983 and has the five series described herein. Each of Wright U.S. Treasury Fund, Wright Government Near Term Fund and Wright Current Income Fund offers two classes of shares -Standard Shares and Institutional Shares. Wright Total Return Bond Fund offers a single class of shares - Standard Shares, and Wright U.S. Treasury Money Market Fund offers a single class of shares referred to as Money Market Shares. Prior to May 1, 1997, The Wright Major Blue Chip Equities Fund was called the "Wright Quality Core Equities Fund." The Trusts' series are collectively referred to as the "Funds." Each Fund is a diversified fund.

     Each Trust's Declaration of Trust may be amended with the affirmative vote of a majority of the outstanding shares of the Trust or, if the interests of a particular Fund or class are affected, a majority of such Fund's or class's outstanding shares. The Trustees are authorized to make amendments to each Declaration of Trust that do not have a material adverse effect on the financial interests of shareholders. Each Trust or series may be terminated upon the sale of the Trust's or series' assets to another diversified open-end management investment company, if approved by vote of a majority of the Trust's Trustees. Each Trust or series or class may be terminated upon liquidation and distribution of the assets of the Trust or series or class, if approved by a majority of the Trustees. If not so terminated, each Trust or series or class may continue indefinitely.

     Each Trust's Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; however, nothing in either Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Trusts are organizations of the type commonly known as "Massachusetts business trusts." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. Each Trust's Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Trust property or the acts, obligations or affairs of the Trust. Each Declaration of Trust also provides for indemnification out of the Trust property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Trust itself would be unable to meet its obligations. The risk of any shareholder incurring any liability for the obligations of a Trust is extremely remote. The Investment Adviser does not consider this risk to be material.

     Each Portfolio is a series of the Portfolio Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio Trust was organized as a trust under the laws of the State of New York on March 18, 1997.

     Interests in the Portfolio Trust have no preemptive or conversion rights, and are fully paid and non-assessable except as described in the Prospectus. The Portfolio Trust normally will not hold meetings of holders of such interests except as required under the 1940 Act. The Portfolio Trust would be required to hold a meeting of holders in the event that at any time less than a majority of its Trustees holding office had been elected by holders. The Trustees of the Portfolio Trust continue to hold office until their successors are elected and have qualified. Trustees may be removed by a majority vote of the interests held by holders in the Portfolio Trust qualified to vote in the election. The 1940 Act requires the Portfolio Trust to assist its holders in calling such a meeting. Upon liquidation of a Portfolio, holders in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to holders.

     Each holder in the Portfolio Trust is entitled to a vote in proportion to its percentage interest in the Portfolio Trust.


INVESTMENT RESTRICTIONS

     The following investment restrictions have been adopted by each Trust and the Portfolio Trust and may be changed as to a Fund or a Portfolio, as the case may be, only by the vote of a majority of the Fund's or Portfolio's outstanding voting securities, which as used in this Statement of Additional Information means the lesser of (a) 67% of the shares of the Fund or the interests of the Portfolio if the holders of more than 50% of the shares or interests, as the case may be, are present or represented at the meeting or (b) more than 50% of the shares or interests of the Fund or Portfolio. Accordingly, the Funds (Portfolios) may not:

(1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940. In addition, a Fund or Portfolio may not issue bonds, debentures or senior equity securities, other than shares of beneficial interest;

(2) With respect to 75% of the total assets of a Fund or Portfolio, purchase the securities of any issuer if such purchase would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, or purchase securities of any issuer if such purchase would cause more than 10% of the total voting securities of such issuer to be held by the Fund or Portfolio, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

(3) Purchase securities on margin (but a Fund or Portfolio may obtain such short-term credits as may be necessary for the clearance of purchase and sales of securities);

(4) Purchase or sell real estate, although a Fund or Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(5) Purchase or sell commodities or commodity contracts for the purchase or sale of physical commodities other than currency, excluding financial futures contracts and options on these financial futures contracts;

(6) Make an investment in any one industry that would cause investments in such industry to equal or exceed 25% of the Fund's or Portfolio's total assets taken at market value at the time of such investment (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities);

(7) Underwrite or participate in the marketing of securities of others; and

(8) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, or (c) lending portfolio securities.

     Notwithstanding the investment policies and restrictions of a Fund, a Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. Notwithstanding the investment restrictions set forth above, WTMM will be subject to the restrictions set forth in Rule 2a-7 under the 1940 Act.

Nonfundamental Investment Restrictions. In addition to the foregoing fundamental investment restrictions, each Trust and the Portfolio Trust have adopted the following nonfundamental policies which may be amended or rescinded by the vote of the Trust's or the Portfolio Trust's Board of Trustees without shareholder or interest holder approval. The Funds (Portfolios) may not:

(a) Invest more than 15% (10% for Wright U.S. Treasury Money Market Fund) of the Fund's or Portfolio's net assets in illiquid investments, including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

(b) Purchase additional securities if the Fund's or Portfolio's borrowings exceed 5% of its total assets;

(c)  Make short sales of securities, except short sales against the box; and

(d) For purposes of fundamental investment restriction no. 6, the Trusts and the Portfolio Trust consider utility companies, gas, electric, water and telephone companies as separate industries; except that, with respect to any Fund which has a policy of being primarily invested in obligations whose interest income is exempt from federal income tax, the restriction shall be that the Trust (Portfolio Trust) will not purchase for that Fund either (i) pollution control and industrial development bonds issued by non-governmental users or (ii) securities whose interest income is not exempt from federal income tax, if in either case the purchase would cause more than 25% of the market value of the assets of the Fund (Portfolio) at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry.

     Except for the restriction on borrowing, if a percentage restriction contained in any Fund's or Portfolio's investment policies is adhered to at the time of investment, a later increase or decease in the percentage resulting from a change in the value of portfolio securities or the Fund's or Portfolio's net assets will not be considered a violation of such restriction.

OFFICERS AND TRUSTEES

     The officers and Trustees of the Trusts are listed below. The officers and Trustees of the Portfolio Trust are identical to those of the Trusts. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trusts, the Portfolio Trust, Wright, Winthrop, Eaton Vance, Eaton Vance's wholly owned subsidiary, Boston Management and Research ("BMR"), Eaton Vance's parent company, Eaton Vance Corp. ("EVC"), or Eaton Vance's and BMR's Trustee, Eaton Vance, Inc. ("EV"), by virtue of their affiliation with either the Trust, Wright, Winthrop, Eaton Vance, BMR, EVC or EV, are indicated by an asterisk (*).

PETER M. DONOVAN (55), President and Trustee*
President, Chief Executive Officer and Director of Wright and Winthrop; Vice President, Treasurer and a Director of Wright Investors' Service Distributors, Inc.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604

H. DAY BRIGHAM, JR. (71), Vice President, Secretary and Trustee*
Retired Vice President, Chairman of the Management Committee and Chief Legal Officer of Eaton Vance, EVC, BMR and EV; Director of Wright and Winthrop since February, 1997.
Address: 92 Reservoir Avenue, Chestnut Hill, MA 02167

JUDITH R. CORCHARD (59), Vice President and Trustee*
Executive Vice President, Investment Management: Senior Investment Officer; Chairman of the Investment Committee and Director ofWright and Winthrop
Ms. Corchard was appointed a Trustee of the Trusts on December 10, 1997.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604


DORCAS R. HARDY (52), Trustee
President, Dorcas R. Hardy & Associates, an international and domestic public policy and management firm since 1989, Chairman and Chief Executice Officer of Work Recovery, Inc.,Tucson, AZ, an advanced rehabilitation technology firm, 1996 to 1998. Ms. Hardy was elected a trustee on December 9, 1998.
Address: 11407 Stonewall Jackson Drive, Spotsylvania, VA  22553


LELAND MILES (74), Trustee
President  Emeritus,   University  of  Bridgeport  (1987-  present);  President,
University of Bridgeport (1974-1987); Director, United Illuminating Company.
Address: 332 North Cedar Road, Fairfield, CT 06430

A.M. MOODY III (61), Vice President & Trustee*
Senior Vice President, Wright and Winthrop; President, Wright Investors' Service Distributors, Inc.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604

LLOYD F. PIERCE (79), Trustee
Retired Vice Chairman (prior to 1984 - President), People's Bank, Bridgeport, CT; Member, Board of Trustees, People's Bank, Bridgeport, CT; Board of Directors, Southern Connecticut Gas Company; Chairman, Board of Directors, COSINE.
Address: 140 Snow Goose Court, Daytona Beach, FL 32119

RICHARD E. TABER (49), Trustee
Chairman and Chief Executive Officer of First County Bank, Stamford, CT. Mr. Taber was appointed a Trustee of the Trusts on March 18, 1997.
Address: 117 Prospect Street, Stamford, CT 06904

RAYMOND VAN HOUTTE (73), Trustee
President  Emeritus and Counselor of The Tompkins County Trust Co., Ithaca,
NY (since January 1989); President and Chief Executive Officer, The Tompkins County Trust Company (1973-1988); President, New York State Bankers Association (1987-1988); Director, McGraw Housing Company, Inc., Deanco, Inc., Evaporated Metal Products and Ithaco, Inc.
Address: One Strawberry Lane, Ithaca, NY 14850

JAMES L. O'CONNOR (53), Treasurer
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

JANET E. SANDERS (62), Assistant Secretary and Assistant Treasurer
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

WILLIAM J. AUSTIN, JR. (46), Assistant Treasurer
Assistant Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Austin was elected Assistant Treasurer of the Trusts on December 18, 1991.
Address: 24 Federal Street, Boston, MA 02110

A. JOHN MURPHY (35), Assistant Secretary
Assistant Vice President of Eaton Vance, BMR and EV since March 1, 1994; employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trusts on June 21, 1995.
Address: 24 Federal Street, Boston, MA 02110

ERIC G. WOODBURY (40), Assistant Secretary
Vice President of Eaton Vance, BMR and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoads. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary of the Trusts on June 21, 1995.
Address: 24 Federal Street, Boston, MA 02110


     Each Trust's and the Portfolio Trust's Board of Trustees has established an Independent Trustees' Committee consisting of all of the Independent Trustees who are Ms. Hardy and Messrs. Miles, Pierce (Chairman), Taber and Van Houtte. The responsibilities of the Independent Trustees' Committee include those of an audit committee for the financial governance of the Trust, a nominating committee for additional or replacement trustees of the Trust and a contract review committee for consideration of renewals or changes in the investment advisory agreements, distribution agreements and distribution plans and other agreements as appropriate.

     All of the Trustees and officers hold identical positions with the Equity Trust, the Income Trust, The Wright Managed Blue Chip Series Trust, The Wright EquiFund Equity Trust, Catholic Values Investment Trust and the Portfolio Trust. The fees and expenses of those Trustees of the Trusts and the Portfolio Trust (Ms. Hardy and Messrs. Miles, Pierce, Taber and Van Houtte) who are not interested persons of the Trusts and the Portfolio Trust and of Mr. Brigham are paid by the Trusts and the Portfolio Trust, respectively. They also receive additional payments from other investment companies for which Wright provides investment advisory services. The Trustees who are employees of Wright receive no compensation from the Trusts and the Portfolio Trust. The Trusts and the Portfolio Trust do not have a retirement plan for the Trustees. For Trustee compensation from the Trusts and the other funds in the Wright Funds complex for the fiscal year ended December 31, 1998, see the following table.

                               COMPENSATION TABLE
                       Fiscal Year Ended December 31, 1998


                    THE WRIGHT MANAGED EQUITY TRUST - 4 Funds
                    THE WRIGHT MANAGED INCOME TRUST - 5 Funds

                       Aggregate Compensation from
                                The
                    The Wright  Wright
                      Managed   Managed    Wright(1)
                      Equity    Income     Funds
     Trustees          Trust      Trust     Complex
------------------------------------------------------
H. Day Brigham, Jr. $           $          $
 Winthrop S. Emmet  $           $          $
   Leland Miles     $           $          $
  Lloyd F. Pierce   $           $          $
 Richard E. Taber   $           $          $
Raymond Van Houtte  $           $          $


(1) Total compensation paid includes not only service on the boards of The Wright Managed Equity Trust (4 Funds) and The Wright Managed Income Trust (5 Funds) but also service on other boards in the Wright Fund complex for a total of 25 Funds Control Persons and Principal Holders of Shares

     As of _______, 1999, the Trustees and officers of the Trusts and the Portfolio Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of each Fund and Portfolio.

     As of _______, 1999, the following shareholders were record holders of the following percentages of the outstanding shares of the Funds:





EQUITY TRUST                                                 Percent of Outstanding Shares Owned
-------------                                       ----------------------------------------------------
                                           WSBC                   WJBC                  WMBC                   WIBC
                                  -------------------------------------------------------------------------------------------
                                Standard   Institutional Standard Institutional Standard Institutional Standard  Institutional
                                   Shares      Shares      Shares     Shares      Shares     Shares     Shares      Shares

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------




INCOME TRUST                                                        Percent of Outstanding Shares Owned
--------------                                           ---------------------------------------------------------
                                    WUSTB                 WNTB              WTRB               WCIF               WTMM
                             -----------------------------------------------------------------------------------------------
                             Standard  Institutionl Standard  Institutional Standard    Standard  Institutional  Standard
                              Shares    Shares       Shares     Shares       Shares      Shares       Shares       Shares

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------





                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES


     The Trusts have engaged Wright to act as investment adviser to the Funds pursuant to an Investment Advisory Contract (the "Investment Advisory Contract"). Wright furnishes each non-Feeder Fund with investment advice and management services, as described below. Wright has agreed that for so long as a Feeder Fund invests its investable assets in a corresponding Portfolio it will not impose any advisory fees to which it would be entitled under the respective Investment Advisory Contract. The Portfolio Trust has engaged Wright as investment adviser to provide investment advice and management services to the Portfolios pursuant to the Portfolio Investment Advisory Contract.

     Pursuant to the Investment Advisory Contract and the Portfolio Investment Advisory Contract, Wright will carry out the investment and reinvestment of the assets of the non-Feeder Funds and the Portfolios, will furnish continuously an investment program with respect to the non-Feeder Funds and the Portfolios, will determine which securities should be purchased, sold or exchanged, and will implement such determinations. Wright will furnish to the non-Feeder Funds and the Portfolios investment advice and management services, office space, equipment and clerical personnel, and investment advisory, statistical and research facilities. In addition, Wright has arranged for certain members of the Eaton Vance and Wright organizations to serve without salary as officers or Trustees. In return for these services, each non-Feeder Fund or Portfolio is obligated to pay a monthly advisory fee calculated at the rates set forth in the current Prospectus. The following table sets forth the net assets of each Fund and the Portfolios at December 31, 1998 and the advisory fee paid by the Funds and the Portfolios during the fiscal years ended December 31, 1998, 1997 and 1996. Prior to the close of business on April 30, 1997, Wright managed directly the assets of the Feeder Funds.


            Aggregate           Advisory Fees Paid for the
            Net Assets         Fiscal Year Ended December 31
            at 12/31/98       -------------------------------
                               1998       1997*      1996
THE WRIGHT MANAGED EQUITY TRUST
WBC         $                         $  437,112  $1,436,025
SBCP        $                          1,019,152         -
WJBC(1)     $                             24,483     104,339
JBCP(2)     $                             74,633         -
WMBC(3)     $                            118,332     175,798
WIBC        $                            716,225   1,847,061
IBCP        $                          1,441,589         -
THE WRIGHT MANAGED INCOME TRUST
WUSTB       $                            $73,974    $163,849
USTP        $                            179,562         -
WNTB        $                            172,837     584,296
USTNTP      $                            301,140         -
WTRB        $                            326,326     442,120
WCIF        $                             94,877     256,204
CIP         $                            245,848         -
WTMM(4)     $                            329,000     203,163



     *For the period from January 1, 1997 to April 1, 1997 for WBC, WJBC and WIBC and for the period from May 1, 1997 to December 31, 1997 for SBCP, JBCP and IBCP.

 (1) To enhance the net income of the Fund, Wright made a reduction of its advisory fee during the fiscal year ended December 31, 1996 by $1,580.

 (2) To enhance the net income of the Fund, Wright made a reduction of its advisory fee during the period from May 1, 1997 to December 31, 1997 by $44,357.

 (3) To enhance the net income of the Fund, Wright made a reduction of its advisory fee during the fiscal year ended December 31, 1997 by $50,081.

 (4) To enhance the net income of the Fund, Wright made a reduction of its advisory fee during each of the three fiscal years ended December 31, 1997 by $131,353, $127,441 and $87,656, respectively.


     The Trusts have engaged Eaton Vance to act as the administrator for each Fund pursuant to separate Administration Agreements. The Portfolio Trust has engaged Eaton Vance to act as the administrator for each Portfolio pursuant to a Portfolio Administration Agreement. For its services under the Trusts' and the Portfolio Trust's Administration Agreements, Eaton Vance receives monthly administration fees at the annual rates set forth in the current Prospectus. The following table sets forth the administration fees earned from the Funds for the fiscal years ended December 31, 1998, 1997 and 1996.



                 Administration Fees Paid by the Funds
                 for the Fiscal Year Ended December 31
                 ---------------------------------------
                    1998           1997          1996
THE WRIGHT MANAGED EQUITY TRUST
WBC             $                 $279,719      $277,044
WJBC            $                   35,914        37,941
WMBC            $                   51,841        78,132
WIBC            $                  301,235       282,614
THE WRIGHT MANAGED INCOME TRUST
WUSTB           $                 $ 63,450      $ 40,959
WNTB            $                  105,782       116,024
WTRB            $                   81,582       103,457
WCIF            $                   83,305        64,043
WTMM            $                   65,863        40,793

     The Portfolio Trust did not commence operations until May 1, 1997 and paid no administration fees to Eaton Vance as of December 31, 1997.


     Eaton Vance and EV are both wholly owned subsidiaries of EVC. BMR is a wholly owned subsidiary of Eaton Vance. Eaton Vance and BMR are both Massachusetts business trusts, and EV is the trustee of Eaton Vance and BMR. The Directors of EV are M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot, John
M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. Mr. Hawkes is chairman, president and chief executive officer and Mr. Gardner is vice chairman of EVC, Eaton Vance, BMR and EV. All of the issued and outstanding shares of Eaton Vance and of EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Gardner, Hawkes, Rowland and Alan R. Dynner, Thomas E. Faust, Jr., William M. Steul and Wharton P. Whitaker. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers or officers and Directors of EVC and EV. As of ________, 1999, Messrs. Gardner and Hawkes each owned 24% of such voting trust receipts. Messrs. Rowland and Faust owned 15% and 13%, respectively, and Messrs. Dynner and Whitaker each owned 8% of such voting trust receipts. Messrs. Austin, Murphy, O'Connor and Woodbury and Ms. Sanders are officers of the Trusts and are also members of the Eaton Vance, BMR and EV organizations. Eaton Vance will receive the fees paid under the Administration Agreements.


     Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC owns all of the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining venture investment and management.

     In addition to the fees payable to the service providers described herein, the Funds and Portfolios are responsible for usual and customary expenses associated with their respective operations not otherwise payable by Wright or Eaton Vance. These include, among other things, organization expenses, legal fees, audit and accounting expenses, insurance costs, the compensation and expenses of the Trustees, interest, taxes and extraordinary expenses (such as for litigation). For each Fund, such expenses also include printing and mailing reports, notices and proxy statements to shareholders and registration fees under federal securities laws and the cost of providing required notices to state securities administrators. For the Portfolios, such expenses also include registration fees under foreign securities laws (for WIBC) and brokerage commissions.


     The Investment Advisory Contract and Portfolio Investment Advisory Contract will remain in effect until February 28, 2000. The Investment Advisory Contract and the Portfolio Investment Advisory Contract may be continued from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the Trustees who are not "interested persons" of the Trust, the Portfolio Trust, Eaton Vance or Wright cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the respective Funds or Portfolios. The Administration Agreements may be continued from year to year after February 28, 2000 so long as such continuance is approved annually by the vote of a majority of the Trustees. Each agreement may be terminated at any time without penalty on sixty (60) days written notice by the Board of Trustees or Directors of either party, or by vote of the majority of the outstanding shares of the affected Fund or Portfolio, and each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Trust or Portfolio Trust, as the case may be, under such agreement on the part of Eaton Vance or Wright, Eaton Vance or Wright will not be liable to the Trust or Portfolio Trust, as the case may be, for any loss incurred.


CUSTODIAN

     Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts, acts as custodian for the Funds and the Portfolios. IBT has the custody of all cash and securities of the Funds and Portfolios, maintains the Funds' and Portfolios' general ledgers and computes the daily net asset value per share. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Funds' and Portfolios' investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Funds and Portfolios.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                         , 125 Summer  Street,  Boston,  Massachusetts  are the
Trusts' and the Portfolio  Trust's  independent  certified  public  accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

BROKERAGE ALLOCATION

     Wright places the portfolio security transactions for each non-Feeder Fund and Portfolio, which in some cases may be effected in block transactions which include other accounts managed by Wright. Wright provides similar services directly for bank trust departments. Wright seeks to execute portfolio security transactions on the most favorable terms and in the most effective manner possible. In seeking best execution, Wright will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the markets for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, experience and financial condition of the broker-dealer and the value and quality of service rendered by the broker-dealer in other transactions, and the reasonableness of the brokerage commission or markup, if any.

     It is expected that on frequent occasions there will be many broker-dealer firms which will meet the foregoing criteria for a particular transaction. In selecting among such firms, the Funds may give consideration to those firms which supply brokerage and research services, quotations and statistical and other information to Wright for their use in servicing their accounts. The Funds may include firms which purchase investment services from Wright. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Such services and information may be useful and of value to Wright in servicing all or less than all of their accounts and the services and information furnished by a particular firm may not necessarily be used in connection with the account which paid brokerage commissions to such firm. The advisory fee paid by the non-Feeder Funds and the Portfolios to Wright is not reduced as a consequence of Wright's receipt of such services and information. While such services and information are not expected to reduce Wright's normal research activities and expenses, Wright would, through use of such services and information, avoid the additional expenses which would be incurred if it should attempt to develop comparable services and information through its own staffs.

     Subject to the requirement that Wright shall use its best efforts to seek to execute each non-Feeder Fund's and Portfolio's portfolio security transactions at advantageous prices and at reasonably competitive commission rates, Wright, as indicated above, is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Funds or of other investment companies sponsored by Wright. This policy is consistent with a rule of the National Association of Securities Dealers, Inc., which rule provides that no firm which is a member of the Association shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

     Under the Investment Advisory Contract and the Portfolio Investment Advisory Contract, Wright has the authority to pay commissions on portfolio transactions for brokerage and research services exceeding that which other brokers or dealers might charge provided certain conditions are met. This authority will not be exercised, however, until the Prospectus or this Statement of Additional Information has been supplemented or amended to disclose the conditions under which Wright proposes to do so.

     The Investment Advisory Contract and the Portfolio Investment Advisory Contract expressly recognizes the practices which are provided for in Section 28(e) of the Securities Exchange Act of 1934 by authorizing the selection of a broker or dealer which charges a non-Feeder Fund or Portfolio a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if it is determined in good faith that such commission was reasonable in relation to the value of the brokerage and research services which have been provided.


     During the fiscal years ended December 31, 1998, 1997 and 1996, the Funds in the Equity Trust or their corresponding Portfolios paid the following aggregate brokerage commissions on portfolio transactions:


                   1998            1997*         1996
               ------------------------------------------
WBC            $                  $224,234      $271,332
WJBC           $                  $ 37,697      $ 33,088
WMBC           $                  $ 53,114      $ 60,066
WIBC           $                  $779,120      $495,678

     * For the period from January 1, 1997 to April 30, 1997 for WBC, WJBC and WIBC and for the period from May 1, 1997 to December 31, 1997 for SBCP, JBCP, and IBCP.


     It is expected that purchases and sales of portfolio investments by the Funds in the Wright Managed Income Trust (or their corresponding Portfolios) will be with the issuers or with major dealers in debt instruments acting as principal, and that the Funds (or Portfolios) will normally pay no brokerage commissions. The cost of securities purchased from underwriters includes a disclosed, fixed underwriting commission or concession, and the prices for which securities are purchased from and sold to dealers usually include an undisclosed dealer mark-up or mark-down. During the fiscal years ended December 31, 1998, 1997 and 1996, none of the Funds in the Income Trust paid brokerage commissions.



PRICING OF SHARES

ALL FUNDS EXCEPT
WRIGHT U.S. TREASURY MONEY MARKET FUND


     For a description of how the Funds value their Standard Shares and Institutional Shares, see "Information About Your Account Determining Share Price [NAV]" in the Funds' current Prospectus. The Funds value securities with a remaining maturity of 60 days or less by the amortized cost method. The amortized cost method involves initially valuing a security at its cost (or its fair market value on the sixty-first day prior to maturity) and thereafter assuming a constant amortization to maturity of any discount or premium, without regard to unrealized appreciation or depreciation in the market value of the security.


WRIGHT U.S. TREASURY MONEY MARKET FUND

     Wright U.S. Treasury Money Market Fund values its shares three times on each day the New York Stock Exchange (the "Exchange") is open at noon, at 3:00 p.m. and as of the close of regular trading on the Exchange - normally 4:00 p.m. New York time. The net asset value is determined by IBT (as agent for the Fund) in the manner authorized by the Trustees. Portfolio assets of the Fund are valued at amortized cost in an effort to attempt to maintain a constant net asset value of $1.00 per share, which the Trustees have determined to be in the best interests of the Fund and its shareholders. The Fund's use of the amortized cost method to value the portfolio securities is conditioned on its compliance with conditions contained in a rule issued by the Securities and Exchange Commission (the "Rule").

     Under the Rule, the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the shareholders, to establish procedures reasonably designed, taking into account current market conditions and the investment objectives of the Fund, to stabilize the net asset value per share as computed for the purposes of distribution, redemption and repurchase at $1.00 per share. The Trustees' procedures include periodically monitoring, as they deem appropriate and at such intervals as are reasonable in light of current market conditions, the extent of deviation between the amortized cost value per share and a net asset value per share based upon available indications of market value as well as review of the methods used to calculate the deviation. The Trustees will consider what steps, if any, should be taken in the event of a difference of more than 1/2 of 1% between such two values. The Trustees will take such steps as they consider appropriate (e.g., redemption in kind, selling prior to maturity to realize gains or losses or to shorten the average portfolio maturity, withholding dividends or using market quotations) to minimize any material dilution or other unfair results to investors or existing shareholders, which might arise from differences between the two values.

     The Rule requires that the Fund's investments, including repurchase agreements, be limited to those U.S. dollar-denominated instruments which are determined to present minimal credit risks and which are at the time of acquisition rated by the requisite number of nationally recognized statistical rating organizations in one of the two highest short-term rating categories or, in the case of any instrument that is not so rated, of comparable quality as determined by Wright in accordance with procedures established by the Trustees. It also calls for the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund's available cash will be invested in such a manner as to reduce such maturity to 90 days or less as soon as reasonably practicable.

     It is the normal practice of Wright U.S. Treasury Money Market Fund to hold portfolio securities to maturity and to realize par value therefor unless a sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. Under the amortized cost method of valuation, traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the Fund's net asset value is affected by any unrealized appreciation or depreciation on securities held for the Fund. There can be no assurance that the Fund's objectives will be achieved.

                                 * * *

     The Funds and the Portfolios will not price securities on the following national holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.

PRINCIPAL UNDERWRITER

     Each Trust has adopted a Distribution Plan as defined in Rule 12b-1 under the 1940 Act (the "Plan") on behalf of its Funds (except Wright U.S. Treasury Money Market Fund) with respect to each Fund's Standard Shares. Each Plan was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interests in the operation of the Trust's Plan (the "12b-1 Trustees") on January 22, 1997. Each Trust's Plan specifically authorizes each Fund to pay direct and indirect expenses incurred by any separate distributor or distributors under agreement with the Trust in activities primarily intended to result in the sale of its Standard Shares. The expenses of such activities will not exceed 0.25% per annum of each Fund's average daily net assets attributable to the Standard Shares. Payments under the Plan are reflected as an expense in each Fund's financial statements relating to the applicable class of shares.

     Each Trust has entered into a distribution contract on behalf of its Funds with respect to the Funds' Standard Shares and Institutional Shares with its principal underwriter, Wright Investors' Service Distributors, Inc. ("WISDI"), a wholly owned subsidiary of Winthrop, providing for WISDI to act as a separate distributor of each Fund's Standard Shares and Institutional Shares. Wright U.S. Treasury Money Market Fund is not obligated to make any distribution payments to WISDI under its Distribution Contract.

     Each Fund, except Wright U.S. Treasury Money Market Fund, will pay 0.25% of its average daily net assets attributable to Standard Shares, to WISDI for distribution activities on behalf of the Fund in connection with the sale of its Standard Shares. WISDI will provide on a quarterly basis documentation concerning the expenses of such activities. Documented expenses of a Fund may include compensation paid to and out-of-pocket disbursements of officers, employees or sales representatives of WISDI, including telephone costs, the printing of prospectuses and reports for other than existing shareholders, preparation and distribution of sales literature, advertising of any type intended to enhance the sale of shares of the Fund and interest or other financing charges. Subject to the 0.25% per annum limitation imposed on Standard Shares by each Trust's Plan, a Fund may pay separately for expenses of activities primarily intended to result in the sale of the Fund's Standard Shares. It is contemplated that the payments for distribution described above will be made directly to WISDI. If the distribution payments to WISDI exceed its expenses, WISDI may realize a profit from these arrangements. Peter M. Donovan, President, Chief Executive Officer and a Trustee of each Trust and President and a Director of Wright and Winthrop, is Vice President, Treasurer and a Director of WISDI. A.M. Moody, III, Vice President and a Trustee of the Trust and Senior Vice President of Wright and Winthrop, is President and a Director of WISDI.

     It is the opinion of the Trustees and officers of each Trust that the following are not expenses primarily intended to result in the sale of Standard Shares issued by any Fund: fees and expenses of registering shares of the Fund under federal or state laws regulating the sale of securities; fees and expenses of registering the Trust as a broker-dealer or of registering an agent of the Trust under federal or state laws regulating the sale of securities; fees of registering, at the request of the Trust, agents or representatives of a principal underwriter or distributor of any Fund under federal or state laws regulating the sale of securities, provided that no sales commission or "load" is charged on sales of shares of the Fund; and fees and expenses of preparing and setting in type the Trust's registration statement under the Securities Act of 1933. Should such expenses be deemed by a court or agency having jurisdiction to be expenses primarily intended to result in the sale of Standard Shares issued by a Fund, they will be considered to be expenses contemplated by and included in the Plan but not subject to the 0.25% per annum limitation described herein.

     Under each Trust's Plan, the President or Vice President of the Trust will provide to the Trustees for their review, and the Trustees will review at least quarterly, a written report of the amounts expended under the Plan and the purposes for which such expenditures were made. For the fiscal year ended December 31, 1998, it is estimated that WISDI spent approximately the following amounts on behalf of The Wright Managed Investment Funds, including the Funds in the Trusts:


                  Wright Investors' Service Distributors, Inc.
                      Financial Summaries for the Year 1998


FUNDS - Standard Shares                     Promotional   Printing &    Travel &    Commissions   Administratio   TOTAL
                                                           Mailing    Entertainment  & Service       & Other
                                                         Prospectuses                  Fees
------------------------------------------------------------------------------------------------------------------------

THE WRIGHT MANAGED EQUITY TRUST
-----------------------------------------
Wright Selected Blue Chip Equities Fund     $            $            $             $                $            $
(WBC)
Wright Junior Blue Chip Equities Fund
(WJBC)
Wright Major Blue Chip Equities Fund (WMBC)
Wright International Blue Chip Equities
Fund (WIBC)

THE WRIGHT MANAGED INCOME TRUST             $            $            $             $                 $            $
-------------------------------
Wright U.S. Treasury Fund (WUSTB)
Wright U.S. Treasury Near Term Fund (WNTB)
Wright Total Return Bond Fund (WTRB)
Wright Current Income Fund (WCIF)


     The following table shows the distribution expenses allowable to WISDI and paid by each Fund during the year ended December 31, 1998.

                 Distribution  Distribution     Distribution                  Distribution  Distribution   Distribution
                   Expenses      Expenses      Expenses Paid                    Expenses      Expenses    Expenses Paid
                  Allowable    Paid by Fund      As a % of                     Allowable    Paid by Fund    As a % of
                                                   Fund's                                                     Fund's
                                                Average Net                                                Average Net
                                                Asset Value                                                Asset Value
------------------------------------------------------------------------------------------------------------------------------

THE WRIGHT MANAGED EQUITY TRUST - Standard Shares           THE WRIGHT MANAGED INCOME TRUST - Standard Shares
WBC             $              $                         %  WUSTB          $              $                          %
WJBC                                                        WNTB
WMBC                                                        WTRB
WIBC                                                        WCIF
-------------------------------------------------------------------------------------------------------------------------------

     Under its terms, each Trust's Plan remains in effect from year to year, provided such continuance is approved annually by a vote of its Trustees, including a majority of the 12b-1 Trustees. Each Plan may not be amended to increase materially the amount to be spent by the applicable class for the services described therein without approval of a majority of the outstanding Standard Shares and all material amendments of the Plan must also be approved by the Trustees of the Trust in the manner described above. Each Trust's Plan may be terminated as to each class at any time without payment of any penalty by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by a vote of a majority of the outstanding voting securities of the affected class. If a Plan is terminated, the respective Fund would stop paying the distribution fee with respect to the affected class and the Trustees would consider other methods of financing the distribution of the Fund's Standard Shares. So long as a Trust's Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees who are not such interested persons. The Trustees of each Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Trust and the holders of Standard Shares.

SERVICE PLANS

     The Service Plans were adopted on behalf of the Funds by the Trustees of each Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Trust's Service Plan (the "Plan Trustees"), on January 22, 1997, and will continue in effect from year to year, provided such continuance is approved annually by a vote of the respective Trust's Trustees, including a majority of the Plan Trustees. Each Service Plan may be terminated at any time without payment of any penalty by vote of a majority of the Trustees of the appropriate Trust who are not interested persons of that Trust and who have no direct or indirect financial interest in the operation of the Service Plan. The Trustees of each Trust have determined that in their judgment there is a reasonable likelihood that the Service Plan will benefit the Funds in each respective Trust and each Fund's holders of Standard Shares and Institutional Shares.


     [For the period from May 1, 1998 to December 31, 1998, the Funds did not accrue or pay any service fees.)


 CALCULATION OF PERFORMANCE AND YIELD QUOTATIONS


     The average annual total return of each Fund is determined for a particular period by calculating the actual dollar amount of investment return on a $1,000 investment in the Fund made at the maximum public offering price (i.e., net asset value) at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount (only a single class of shares of each Fund was outstanding as of December 31, 1998). Total return for a period of one year is equal to the actual return of the Fund during that period. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.


     The yield of each Fund, other than Wright U.S. Treasury Money Market Fund, is computed by dividing its net investment income per share earned during a recent 30-day period by the maximum offering price (i.e., net asset value) per share on the last day of the period and annualizing the resulting figure (only a single class of shares of each Fund was outstanding as of December 31, 1998). Net investment income per share is equal to the Fund's dividends and interest earned during the period, with the resulting number being divided by the average daily number of shares outstanding and entitled to receive dividends during the period.


     For the 30-day period ended December 31, 1998, the yield of each Fund, other than Wright U.S. Treasury Money Market Fund, was as follows:


                                                           30-Day Period Ended
                                                            December 31, 1998*

THE WRIGHT MANAGED EQUITY TRUST
---------------------------------------------
Wright Selected Blue Chip Equities Fund                               %
Wright Junior Blue Chip Equities Fund                                 %
Wright Major Blue Chip Equities Fund                                  %
Wright International Blue Chip Equities Fund                         N/A

THE WRIGHT MANAGED INCOME TRUST
--------------------------------------------
Wright U.S. Treasury Fund                                             %
Wright U.S. Treasury Near Term Fund                                   %
Wright Total Return Bond Fund                                         %
Wright Current Income Fund                                            %


 * according to the following formula:
                                               6
                          Yield = 2 [ ( a-b + 1) - 1 ]
                                        ---
                                         cd

Where:
     a = dividends and interest earned during the period.
     b = expenses accrued for the period (after reductions).
     c = the average daily number of accumulation  units outstanding  during the period.
     d = the maximum offering price per accumulation unit on the last day of the period.

     NOTE: "a" has been estimated for debt securities other than mortgage certificates by dividing the year-end market value times the yield to maturity by 360. "a" for mortgage securities, such as GNMA's, is the actual income earned. Neither discount nor premium have been amortized.

     "b" has been estimated by dividing the actual expense amounts for the year by 360 or the number of days the Fund was in existence.

     Because each class of shares of each Fund bears its own fees and certain expenses, the classes will have different performance results.

                                  * * *

     From time to time, quotations of Wright U.S. Treasury Money Market Fund's yield and effective yield may be included in advertisements or communications to shareholders. If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns. These performance figures are calculated in the following manner:


A. Yield - the net annualized yield based on a specified 7-calendar days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholders accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent. The yield of Wright U.S. Treasury Money Market Fund for the seven-day period ended December 31, 1998 was ______%.

B. Effective Yield - the net annualized yield for a specified 7-calendar days assuming a reinvestment of the yield or compounding. Effective yield is calculated by the same method as yield except the annualized yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:
Effective Yield = [(Base Period Return + 1 )^365/7] - 1. The effective yield of Wright U.S. Treasury Money Market Fund for the seven-day period ended December 31, 1998 was _____%.


     As described above, yield and effective yield are based on historical earnings and are not intended to indicate future performance. Yield and effective yield will vary based on changes in market conditions and the level of expenses.

     A Fund's yield or total return may be compared to the Consumer Price Index and various domestic securities indices. A Fund's yield or total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders.

     From time to time, evaluations of a Fund's performance made by independent sources may be used in advertisements and in information furnished to present or prospective shareholders. The Lipper performance analysis includes the reinvestment of dividends and capital gain distributions, but does not take sales charges into consideration and is prepared without regard to tax consequences.


     The table on the next page shows the average annual total return of each Fund for the one, five and ten-year periods ended December 31, 1998 and the period from inception to December 31, 1998.




                                                                   Period Ended 12/31/98  Inception To   Inception
                                                One Year      Five Years     Ten Years      12/31/98        Date
--------------------------------------------  ------------ --------------- ------------- ------------- ------------

THE WRIGHT MANAGED EQUITY TRUST
Wright Selected Blue Chip Equities Fund (1)              %             %              %            %      1/04/83
Wright Junior Blue Chip Equities Fund (2)                                                                 1/15/85
Wright Major Blue Chip Equities Fund (3)                                                                  7/22/85
Wright International Blue Chip Equities Fund(4)                                                           9/14/89


THE WRIGHT MANAGED INCOME TRUST
--------------------------------
Wright U.S. Treasury Fund (5)                            %               %             %             %    7/25/83
Wright U.S. Treasury Near Term Fund (6)                                                                   7/25/83
Wright Total Return Bond Fund (7)                                                                         7/25/83
Wright Current Income Fund (8)                                                                            4/15/87


     (1) If a portion of the WBC's expenses had not been subsidized for the years ended December 31, 1987,1986 and 1984, the fund would have had lower returns.

     (2) If a portion of the WJBC's expenses had not been subsidized during the years ended December 31, 1996, 1995, 1987 and 1985, the fund would have had lower returns.

     (3) If a portion of the WMBC's expenses had not been subsidized during the years ended December 31, 1996, 1995, 1990, 1989, 1988, 1987 and 1985, the fund would have had lower returns.

     (4) If a portion of the WIBC's expenses had not been reduced during the fiscal years ending December 31, 1990 and 1989, the fund would have had lower returns.

     (5) If a portion of WUSTB's expenses had not been subsidized for the years ended December 31, 1996, 1995, 1993, 1992, 1987,1985 and 1984, the fund would have had lower returns.

     (6) If a portion of WNTB's expenses had not been subsidized during the year ended December 31, 1987, the fund would have had lower returns.

     (7) If a portion of WTRB's expenses had not been subsidized during the five years ended December 31, 1989, the fund would have had lower returns.

     (8) If a portion of WCIF's expenses had not been subsidized during the five years ended December 31, 1991, the fund would have had lower returns.


TAXES

     In order to qualify as a regulated investment company for any taxable year under the Internal Revenue Code of 1986, as amended (the "Code"), as described in the funds' prospectus, each fund must meet certain requirements with respect to the sources of its income, the diversification of its assets, and the distribution of its income to shareholders. In satisfying these requirements, each feeder fund will treat itself as owning its proportionate share of each of its corresponding portfolio's assets and as entitled to the income of that portfolio properly attributable to such share. because each feeder fund invests in its corresponding portfolio, each portfolio normally must satisfy the applicable source of income and diversification requirements in order for the feeder funds to satisfy them. Each portfolio will allocate among its investors, including the corresponding feeder fund, the portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit in a manner intended to comply with the code and applicable regulations. Each portfolio will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the corresponding feeder fund to satisfy the tax distribution requirements the feeder fund must satisfy in order to avoid liability for federal income and/or excise tax.

     As a partnership under the code, each portfolio does not pay federal income or excise taxes. Each portfolio also does not expect to be required to pay any state income or corporate excise or franchise taxes in Massachusetts or New York.

     In order to avoid federal excise tax, each fund must distribute (or be deemed to have distributed) by December 31 of each year at least 98% of its ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the fund paid no federal income tax.


     As  of  December  31,   1998,   the   following   funds  had  capital  loss
carryforwards, as determined for federal income tax purposes, of which in varying amounts expire between the years 1999 and 2006. These loss carryforwards will reduce the applicable fund's taxable income arising from future net realized capital gains, if any, to the extent they are permitted to be used under the Code and applicable Treasury regulations prior to their expiration dates, and thus will reduce the amounts of the future distributions to shareholders that would otherwise be necessary in order to relieve that fund of liability for federal income tax.


    Any dividends received deduction with respect to qualifying dividends received from WBC, WJBC or WMBC will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under the Code and will be eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days, which must be satisfied over a prescribed period immediately before and after the shares become ex-dividend. in particular cases, receipt of distributions qualifying for the deduction may result in liability for the alternative minimum tax and/or, for "extraordinary dividends," reduction of the tax basis (possibly requiring current recognition of income to the extent such basis would otherwise be reduced below zero) of the corporate shareholder's shares.

     Iternational  Blue  Chip  Portfolio's   transactions  in  certain  foreign
currency options, futures or forward contracts will be subject to special tax rules, the effect of which may be to accelerate income to WIBC, defer fund losses, cause adjustments in the holding periods of securities and convert capital gains or losses into ordinary income or losses. These rules may therefore affect the amount, timing and character of WIBC's distributions to shareholders.

     Certain foreign exchange gains or losses realized by the portfolio and allocated to WIBC may be treated as ordinary income and losses. Certain uses of foreign currency and foreign currency contracts, and equity investments by International Blue Chip Portfolio in certain "passive foreign investment companies," may be limited, or in the latter case a tax election (if available) may be made, in order to avoid the imposition of a tax on WIBC.

     An  Equity  Fund  may  follow  the  tax   accounting   practice   known  as
equalization, which may affect the amount, timing and character of its distributions to shareholders.

     Special tax rules apply to IRA and other retirement plan accounts (including penalties on certain distributions and other transactions) and to other special classes of investors, such as tax-exempt organizations, banks or insurance companies. Investors should consult their tax advisers for more information.

     Redemptions (including exchanges) and other dispositions of fund shares in transactions that are treated as sales for tax purposes will generally result in the recognition of taxable gain or loss by shareholders that are subject to tax, except in the case of WTMM (provided that WTMM has maintained a constant net asset value). Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular redemption, exchange or other disposition of fund shares is properly treated as a sale for tax purposes, as this discussion assumes. Any loss realized upon the redemption, exchange or other sale of shares of a fund with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gains designated as capital gain dividends with respect to such shares. All or a portion of a loss realized upon the redemption, exchange or other sale of fund shares may be disallowed under "wash sale" rules to the extent shares of the same fund are purchased (including shares acquired by means of reinvested dividends) within the period beginning 30 days before and ending 30 days after the date of such redemption, exchange or other sale.

FINANCIAL STATEMENTS

     The audited financial statements of, and the independent auditors' report for the funds and the portfolios appear in the funds' most recent annual report to shareholders and are incorporated by reference into this Statement of Additional Information. A copy of the funds' annual report accompanies this Statement of Additional Information.

     Registrant incorporates by reference the audited financial information for the funds and the portfolios for the fiscal year ended December 31, 1998 as previously filed electronically with the Securities and Exchange Commission (accession number _____________).

APPENDIX


WRIGHT QUALITY RATINGS

     Wright quality ratings provide the means by which the fundamental criteria for the measurement of quality of an issuer's securities can be objectively evaluated.

     Each rating is based on 32 individual measures of quality grouped into four components: (1) investment acceptance, (2) financial strength, (3) profitability and stability, and (4) growth. The total rating is three letters and a numeral. the three letters measure (1) investment acceptance, (2) financial strength, and
(3) profitability and stability. Each letter reflects a composite measurement of eight individual standards which are summarized as A: outstanding, B: excellent,
C: good, D: fair, L: limited, and N: not rated. The numeral rating reflects growth and is a composite of eight individual standards ranging from 0 to 20.

EQUITY SECURITIES

     INVESTMENT ACCEPTANCE reflects the acceptability of a security by and its marketability among investors, and the adequacy of the floating supply of its common shares for the investment of substantial funds.

     FINANCIAL STRENGTH represents the amount, adequacy and liquidity of the corporation's resources in relation to current and potential requirements. Its principal components are aggregate equity and total capital, the ratio of invested equity capital to debt, the adequacy of net working capital, its fixed charges coverage ratio and other appropriate criteria.

     PROFITABILITY AND STABILITY measures the record of a corporation's management in terms of (1) the rate and consistency of the net return on shareholders' equity capital investment at corporate book value, and (2) the profits or losses of the corporation during generally adverse economic periods, including its ability to withstand adverse financial developments.

     GROWTH per common share of the corporation's equity capital, earnings, and dividends - rather than the corporation's overall growth of dollar sales and income.

     These  ratings  are  determined  by  specific   quantitative   formulae. A
distinguishing characteristic of these ratings is that The Wright Investment Committee must review and accept each rating. The Committee may reduce a computed rating of any company, but may not increase it.

DEBT SECURITIES

     Wright ratings for commercial paper, corporate bonds and bank certificates of deposit consist of the two central positions of the four position alphanumeric corporate equity rating. The two central positions represent those factors which are most applicable to fixed income and reserve investments. The first, financial strength, represents the amount, the adequacy and the liquidity of the corporation's resources in relation to current and potential requirements. Its principal components are aggregate equity and total capital, the ratios of (a) invested equity capital, and (b) long-term debt, total of corporate capital, the adequacy of net working capital, fixed charges coverage ratio and other appropriate criteria. the second letter represents profitability and stability and measures the record of a corporation's management in terms of:
(a) the rate and consistency of the net return on shareholders' equity capital investment at corporate book value, and (b) the profits and losses of the corporation during generally adverse economic periods, and its ability to withstand adverse financial developments.

     The first letter rating of the Wright four-part alphanumeric corporate rating is not included in the ratings of fixed-income securities since it primarily reflects the adequacy of the floating supply of the company's common shares for the investment of substantial funds. The numeric growth rating is not included because this element is identified only with equity investments.

A-1 AND P-1 COMMERCIAL PAPER RATINGS
BY S&P AND MOODY'S

     An S&P Commercial Paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     `A': Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety. The `A-1' designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

     The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to standard & poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information.

     Issuers (or related supporting institutions) rated P-1 by Moody's have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics:

     --  Leading market positions in well-established industries.

     --  High rates of return on funds employed.

     -- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     -- Well-established access to a range of financial markets and assured sources of alternate liquidity.

BOND RATINGS

     In addition to Wright quality ratings, bonds or bond insurers may be expected to have credit risk ratings assigned by the two major rating companies, Moody's and S&P. Moody's uses a nine-symbol system with Aaa being the highest rating and C the lowest. S&P uses a 10-symbol system that ranges from AAA to D. Bonds within the top four categories ofMoody's (Aaa, Aa, A, and Baa) and of S&P (AAA, AA, A, and BBB) are considered to be of investment-grade quality. Only the top three grades are acceptable for the taxable income funds. Note that both S&P and Moody's currently give their highest rating to issuers insured by the American Municipal Bond Assurance Corporation (AMBAC) or by the Municipal Bond Investors Assurance Corporation (MBIA).

     Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher- rated categories. The rating of AA is accorded to issues where the capacity to pay principal and interest is very strong and they differ from aaa issues only in small degree. The AAA rating indicates an extremely strong capacity to pay principal and interest.

     Bonds rated A by Moody's are judged by Moody's to possess many favorable investment attributes and are considered as upper medium grade obligations. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater degree or there may be other elements present which make the long-term risks appear somewhat larger. Bonds rated Aaa by Moody's are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issuers.

NOTE RATINGS

     In addition to Wright quality ratings, municipal notes and other short-term loans may be assigned ratings by Moody's or Standard & Poor's. Moody's ratings for municipal notes and other short- term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad- based access to the market for refinancing, or both. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group.

     Standard & Poor's top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

                                     PART C

===============================================================================

                                Other Information

Item 23. Exhibits

         (a) (1) Amended and Restated Declaration of Trust dated April 28, 1997 filed as Exhibit (1) to Post-Effective Amendment No.22 filed April 29, 1997 and incorporated herein by reference.
              (2) Amendment and Restatement of Establishment and Designation of
                  Series dated June 24, 1998 filed herewith as Exhibit (a)(2).

         (b) Amended and Restated By-Laws dated March 18, 1997 filed as Exhibit (2) to Post-Effective Amendment No. 22 filed April 29, 1997 and incorporated herein by reference.

         (c)  Not Applicable

         (d) (1) Investment Advisory Contract dated September 23, 1998 with Wright Investors' Service,Inc.filed herewith as Exhibit(d)(1).
              (2) Amended and Restated Administration Agreement with Eaton Vance
                  Management dated February 1, 1998 filed as Exhibit (5)(b)(1) to Post-Effective Amendment No. 23 filed April 29, 1998 and incorporated herein by reference.

         (e) Distribution Contract with MFBT Corporation dated December 19, 1984 filed as Exhibit (6) to Post-Effective Amendment No. 20 filed February 29, 1996 and incorporated herein by reference.

         (f)  Not Applicable

         (g)  (1) Custodian  Agreement  with  Investors Bank & Trust Company
                  dated   December   19,   1990  filed  as  Exhibit   (8)(a)  to
                  Post-Effective Amendment No. 20 filed February 29, 1996 and incorporated herein by reference.
              (2) Amendment dated September 20, 1995 to Master Custodian
                  Agreement filed as Exhibit (8)(b) to Post-Effective Amendment No. 20 filed February 29, 1996 and incorporated herein by reference.
              (3) Amendment  dated  September  24,  1997  to  Master  Custodian
                  Agreement filed herewith as Exhibit (g)(3)

         (h) (1) Transfer Agency Agreement dated June 7, 1989 filed as Exhibit(9) to Post-Effective Amendment No. 20 filed February 29, 1996 and incorporated herein by reference.
              (2) Service  Plan  for  Standard  Shares  and  Institutional
                  Shares dated May 1, 1997 filed as Exhibit (9)(c) to Post-Effective Amendment No. 22 filed April 29, 1997 and incorporated herein by reference.

         (i) Opinion of Counsel dated April 7, 1998 filed as Exhibit (10) to Post-Effective Amendment No. 23 and incorporated herein by reference.

         (j)  Not Applicable

         (k)  Not Applicable

         (l)  Not Applicable

         (m) Standard Shares Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated May 1, 1997 filed as Exhibit
              (15)(c) to Post-Effective Amendment No. 22 filed April 29, 1997 and incorporated herein by reference.

         (n)  To be filed by Amendment.

         (o) Rule 18f-3 Plan dated May 1, 1997 for Standard and Institutional Shares filed as Exhibit (18) to Post-Effective Amendment No. 22 filed April 29, 1997 and incorporated herein by reference.

         (p) (1) Power of Attorney dated March 26, 1998 filed as Exhibit 17(a) to Post-Effective Amendment No. 23 filed April 29, 1998 and incorporated herein by reference.
              (2) Power of Attorney  dated  December  9, 1998 filed  herewith as
                  Exhibit (p)(2).

              (3) Power of  Attorney  of The Wright Blue Chip  Master Portfolio
                  Trust dated March 25, 1998 filed as Exhibit 17(b) to Post-Effective Amendment No. 23 filed April 29, 1998 and incorporated herin by reference.
              (4) Power of Attorney of The Wright Blue Chip Master  Portfolio
                  Trust dated January 19, 1999 filed herewith as Exhibit(p)(4).



Item 24.  Persons Controlled by or under Common Control with Registrant

Not Applicable



Item 25.  Indemnification

The Registrant's Amended and Restated By-Laws filed as Exhibit(2) to Post Effective Amendment No. 22 contain provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.


Item 26.  Business and Other Connections of Investment Adviser

Reference is made to the information set forth under the captions "Officers and Trustees" and "Investment Advisory and Administrative Services" in the Statement of Additional Information, which information is incorporated herein by reference.


Item 27.  Principal Underwriter

(a) Wright Investors' Service Distributors, Inc. (a wholly-owned subsidiary of The Winthrop Corporation) acts as principal underwriter for each of the investment companies named below.

                         The Wright Managed Equity Trust
                         The Wright Managed Income Trust
                    The Wright Managed Blue Chip Series Trust
                        The Wright EquiFund Equity Trust
                        Catholic Values Investment Trust


(b)              (1)                                         (2)                                         (3)
         Name and Principal                        Positions and Officers                       Positions and Offices
          Business Address                       with Principal Underwriter                        with Registrant
-------------------------------------------------------------------------------------------------------------------------------

        A. M. Moody  III*                                 President                          Vice President and Trustee
        Peter M. Donovan*                       Vice President and Treasurer                    President and Trustee
        Vincent M. Simko*                       Vice President and Secretary                            None

--------------------------------------------------------------------------------------------------------------------------------
      * Address is 1000 Lafayette Boulevard, Bridgeport, Connecticut 06604

(c)  Not Applicable.


Item 28.  Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116, and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are either in the possession and custody of the Registrant's administrator, Eaton Vance Management, 24 Federal Street, Boston, MA 02110 or of the investment adviser, Wright Investors' Service, Inc., 1000 Lafayette Boulevard, Bridgeport, CT 06604. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Registrant's administrator, Eaton Vance Management, or of the investment adviser, Wright Investors' Service, Inc.
Item 29.  Management Services

Not Applicable

Item 30.  Undertakings

The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without charge.

                                   Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bridgeport, and the State of Connecticut on the _____ day of February, 1999.

                                              THE WRIGHT MANAGED INCOME TRUST

                                       By:         Peter M. Donovan*
                                           ----------------------------------
                                             Peter M. Donovan, President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on the _____ day of February, 1999.

SIGNATURE                                      TITLE
-------------------------------------------------------------------------------



Peter M. Donovan*                   President, Principal
-------------------               Executive Officer & Trustee
Peter M. Donovan

James L. O'Connor*                   Treasurer, Principal
--------------------             Financial and Accounting Officer
James L. O'Connor

H. Day Brigham, Jr.*                       Trustee
---------------------
H. Day Brigham, Jr.

Judith R. Corchard*                        Trustee
----------------------
Judith R. Corchard

Dorcas R. Hardy*                           Trustee
----------------------
Dorcas R. Hardy

Leland Miles*                              Trustee
----------------------
Leland Miles

A. M. Moody III*                           Trustee
----------------------
A. M. Moody III

Lloyd F. Pierce*                           Trustee
----------------------
Lloyd F. Pierce

Richard E. Taber*                          Trustee
----------------------
Richard E. Taber

Raymond Van Houtte*                        Trustee
----------------------
Raymond Van Houtte

* By /s/ A. M. Moody III
-------------------------
A. M. Moody III
Attorney-in-Fact

                                   Signatures

     The Wright Blue Chip Master Portfolio Trust has duly caused this Post-Effective Amendment No. 24 to the Registration Statement of The Wright Managed Income Trust (File No. 2-81915) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bridgeport, and the State of Connecticut on the _____ day of February, 1999.

                                  THE WRIGHT BLUE CHIP MASTER PORTFOLIO TRUST

                                 By:             Peter M. Donovan*
                                     -----------------------------------------
                                             Peter M. Donovan, President


     This Post-Effective Amendment No. 24 to the Registration Statement of The Wright Managed Income Trust (File No. 2-81915) has been signed below by the following persons in the capacities and on the _____ day of February, 1999.

SIGNATURE                                  TITLE
-------------------------------------------------------------------------------



Peter M. Donovan*                  President, Principal
------------------            Executive Officer & Trustee
Peter M. Donovan

James L. O'Connor*                 Treasurer, Principal
------------------            Financial and Accounting Officer
James L. O'Connor

H. Day Brigham, Jr.*                    Trustee
---------------------
H. Day Brigham, Jr.

Judith R. Corchard*                     Trustee
---------------------
Judith R. Corchard

Dorcas R. Hardy*                        Trustee
---------------------
Dorcas R. Hardy

Leland Miles*                           Trustee
---------------------
Leland Miles

A. M. Moody III*                        Trustee
---------------------
A. M. Moody III

Lloyd F. Pierce*                        Trustee
---------------------
Lloyd F. Pierce

Richard E. Taber*                       Trustee
---------------------
Richard E. Taber

Raymond Van Houtte*                     Trustee
---------------------
Raymond Van Houtte

* By /s/ A. M. Moody III
------------------------
A. M. Moody III
Attorney-in-Fact

                                  Exhibit Index

     The following Exhibits are filed as part of this Amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No.       Description
-------------------------------------------------------------------------------


   (a)(2) Amendment and Restatement of Establishment and Designation of Series dated June 24, 1998.

   (d) (1) Investment Advisory Contract dated September 23, 1998 with Wright Investors' Service, Inc.

   (g) (3)    Amendment dated September 24, 1997 to Master Custodian Agreement.

   (p) (2)    Power of Attorney dated December 9, 1998

   (p) (4) Power of Attorney for The Wright Blue Chip Master Portfolio Trust dated January 19, 1999.